Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Strategic Income Portfolio
March 31, 2025
VIPSI-NPRT1-0525
1.799886.121
Asset-Backed Securities - 0.2%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.0%
Golub Cap Partners Clo 76 B Ltd Series 2024-76A Class E, CME Term SOFR 3 month Index + 5.75%, 10.4919% 10/25/2037 (b)(c)(d)	175,000	173,707
GRAND CAYMAN (UK OVERSEAS TER) - 0.2%
Ares Loan Funding VII Ltd Series 2024-ALF7A Class E, CME Term SOFR 3 month Index + 6.25%, 10.7901% 10/22/2037 (b)(c)(d)	100,000	100,365
Bbam US Clo I Ltd Series 2025-1A Class D1R, CME Term SOFR 3 month Index + 3%, 7.3218% 3/30/2038 (b)(c)(d)	125,000	124,280
Benefit Str Partners Clo Vi-B Ltd Series 2025-6BR Class ER, CME Term SOFR 3 month Index + 4.75%, 9.0331% 4/20/2038 (b)(c)(d)	100,000	99,985
Birch Grove Clo 12 Ltd Series 2025-12A Class D1, CME Term SOFR 3 month Index + 2.75%, 2.75% 4/22/2038 (b)(c)(d)(e)	150,000	149,790
Birch Grove Clo 5 LLC Series 2024-5A Class ER, CME Term SOFR 3 month Index + 6.75%, 11.0432% 10/20/2037 (b)(c)(d)	100,000	100,813
Carlyle US Clo Ltd Series 2024-6A Class E, CME Term SOFR 3 month Index + 5.75%, 10.2067% 10/25/2037 (b)(c)(d)	150,000	150,251
CIFC Funding Ltd Series 2025-4A Class D2R, CME Term SOFR 3 month Index + 3.75%, 8.0205% 1/17/2038 (b)(c)(d)	100,000	99,207
Flatiron Rr Clo 30 Ltd Series 2025-30A Class E, CME Term SOFR 3 month Index + 5.25%, 0% 4/15/2038 (b)(c)(d)(e)	200,000	200,000
OCP CLO Ltd Series 2024-14A Class ER, CME Term SOFR 3 month Index + 6.55%, 10.8432% 7/20/2037 (b)(c)(d)	200,000	200,694
Orchard Park Clo Ltd Series 2024-1A Class E, CME Term SOFR 3 month Index + 5.6%, 10.2529% 10/20/2037 (b)(c)(d)	100,000	100,067
Palmer Square Clo Ltd Series 2025-2A Class DR2, CME Term SOFR 3 month Index + 4.14%, 8.4766% 2/15/2038 (b)(c)(d)	100,000	100,000
Palmer Square Loan Funding Ltd Series 2024-2A Class D, CME Term SOFR 3 month Index + 4.7%, 9.15% 1/15/2033 (b)(c)(d)	250,000	249,722
Rr 31 Ltd Series 2024-31A Class D, CME Term SOFR 3 month Index + 6%, 10.5928% 10/15/2039 (b)(c)(d)	125,000	125,991
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		1,801,165
UNITED STATES - 0.0%
Croton Pk Clo Ltd Series 2024-1A Class E, CME Term SOFR 3 month Index + 5.55%, 10.1997% 10/15/2036 (b)(c)(d)	239,000	239,315
Goldentree Loan Management US Clo 7 Ltd Series 2024-7A Class ERR, CME Term SOFR 3 month Index + 5.25%, 9.5432% 4/20/2034 (b)(c)(d)	250,000	247,365
TOTAL UNITED STATES		486,680
TOTAL ASSET-BACKED SECURITIES (Cost $2,463,726)		2,461,552

Bank Loan Obligations - 4.2%
	Principal Amount (a)	Value ($)
CANADA - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Ontario Gaming GTA LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.5492% 8/1/2030 (c)(d)(f)	286,375	281,507
FRANCE - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.802% 8/15/2028 (c)(d)(f)	960,000	858,720
LUXEMBOURG - 0.0%
Materials - 0.0%
Containers & Packaging - 0.0%
Kloeckner Pentaplast GmbH Tranche B 1LN, term loan CME Term SOFR 6 month Index + 4.725%, 9.2266% 2/9/2026 (c)(d)(f)	76,800	69,408
NETHERLANDS - 0.1%
Industrials - 0.1%
Building Products - 0.1%
Hunter Douglas Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5492% 1/20/2032 (c)(d)(f)	926,236	882,471
SWITZERLAND - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.8132% 11/15/2030 (c)(d)(f)	559,350	536,579
UNITED KINGDOM - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Connect US FinCo LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.8249% 9/13/2029 (c)(d)(f)	462,144	404,954
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
EG America LLC Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.5632% 2/7/2028 (c)(d)(f)	1,882,390	1,881,053
TOTAL UNITED KINGDOM		2,286,007
UNITED STATES - 3.9%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Aventiv Technologies LLC 1LN, term loan CME Term SOFR 3 month Index + 5.09%, 9.6508% 7/31/2025 (c)(d)(f)	438,842	312,236
Aventiv Technologies LLC Tranche DEC FLSO, term loan CME Term SOFR 3 month Index + 0%, 14.5645% 12/24/2025 (c)(d)(f)(g)	12,348	12,102
Aventiv Technologies LLC Tranche FLSO 1LN, term loan CME Term SOFR 3 month Index + 7.5%, 12.0608% 7/31/2025 (c)(d)(f)	11,499	11,039
GTT RemainCo LLC Tranche OPCO 1LN, term loan CME Term SOFR 1 month Index + 7%, 5.4249% 12/30/2027 (c)(d)(f)	284,061	276,784
		612,161
Media - 0.0%
Univision Communications Inc 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.5492% 6/24/2029 (c)(d)(f)	34,038	32,959
Univision Communications Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6894% 1/31/2029 (c)(d)(f)	344,350	331,723
		364,682
TOTAL COMMUNICATION SERVICES		976,843

Consumer Discretionary - 0.7%
Automobile Components - 0.0%
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8249% 5/6/2030 (c)(d)(f)	134,326	132,311
Broadline Retail - 0.0%
Great Outdoors Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5749% 1/23/2032 (c)(d)(f)	302,809	301,673
Distributors - 0.0%
Solenis Holdings Ltd Tranche B6 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.2992% 6/23/2031 (c)(d)(f)	152,944	150,315
Diversified Consumer Services - 0.1%
Spin Holdco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5618% 3/4/2028 (c)(d)(f)	814,545	686,360
TKC Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 5%, 9.3192% 5/15/2028 (c)(d)(f)	1,205,077	1,191,014
		1,877,374
Hotels, Restaurants & Leisure - 0.2%
Carnival Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3248% 10/18/2028 (c)(d)(f)	690,036	688,525
Carnival Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3248% 8/9/2027 (c)(d)(f)	899,801	897,327
Fertitta Entertainment LLC/NV 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8249% 1/27/2029 (c)(d)(f)	1,371,630	1,349,039
United PF Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5524% 12/30/2026 (c)(d)(f)	422,775	406,921
		3,341,812
Specialty Retail - 0.4%
Belron Finance 2019 LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0519% 10/2/2031 (c)(d)(f)	213,925	213,258
Kodiak BP LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0461% 11/26/2031 (c)(d)(f)	140,000	134,200
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1748% 6/6/2031 (c)(d)(f)	5,486,749	5,049,181
Wand NewCo 3 Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8249% 1/30/2031 (c)(d)(f)	101,323	99,699
		5,496,338
TOTAL CONSUMER DISCRETIONARY		11,299,823

Consumer Staples - 0.0%
Beverages - 0.0%
Naked Juice LLC 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.3992% 1/24/2029 (c)(d)(f)	102,113	52,170
Food Products - 0.0%
Fiesta Purchaser Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5749% 2/12/2031 (c)(d)(f)	99,251	98,446
TOTAL CONSUMER STAPLES		150,616

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
CVR CHC LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.2992% 12/30/2027 (c)(d)(f)	124,688	124,688
EPIC Crude Services LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.302% 10/9/2031 (c)(d)(f)	85,000	84,848
Mesquite Energy Inc 1LN, term loan 0% (c)(f)(g)(h)(i)	122,000	0
Mesquite Energy Inc 1LN, term loan 3 month U.S. LIBOR + 8%, 0% (c)(d)(f)(g)(h)(i)	283,417	0
		209,536
Financials - 0.4%
Capital Markets - 0.1%
Citadel Securities Global Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.3249% 10/24/2031 (c)(d)(f)	520,001	519,158
Focus Financial Partners LLC Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0749% 9/15/2031 (c)(d)(f)	1,122,188	1,110,270
PEX Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.9666% 11/19/2031 (c)(d)(f)	80,000	79,400
		1,708,828
Financial Services - 0.0%
WH Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 9.0719% 2/20/2032 (c)(d)(f)	610,000	605,809
Insurance - 0.3%
Acrisure LLC Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0749% 2/16/2027 (c)(d)(f)	791,490	787,817
Acrisure LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3249% 11/6/2030 (c)(d)(f)	540,450	536,105
Alliant Hldgs Intermediate LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0692% 9/19/2031 (c)(d)(f)	1,610,675	1,599,707
HUB International Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.7869% 6/20/2030 (c)(d)(f)	222,200	221,098
TIH Insurance Holdings LLC 2LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.0492% 5/6/2032 (c)(d)(f)	618,421	622,676
TIH Insurance Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0492% 5/6/2031 (c)(d)(f)	103,427	102,652
		3,870,055
TOTAL FINANCIALS		6,184,692

Health Care - 0.3%
Health Care Equipment & Supplies - 0.1%
Medline Borrower LP 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5749% 10/21/2028 (c)(d)(f)	1,052,210	1,049,801
Health Care Providers & Services - 0.0%
Phoenix Newco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8249% 11/15/2028 (c)(d)(f)	307,731	306,872
Health Care Technology - 0.2%
AthenaHealth Group Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3249% 2/15/2029 (c)(d)(f)	1,329,875	1,311,177
Cotiviti Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0727% 4/30/2031 (c)(d)(f)	1,895,898	1,853,240
		3,164,417
Pharmaceuticals - 0.0%
1261229 BC Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 0% 9/25/2030 (c)(d)(f)(h)	830,000	796,800
TOTAL HEALTH CARE		5,317,890

Industrials - 0.4%
Aerospace & Defense - 0.0%
TransDigm Inc Tranche L 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.7992% 1/20/2032 (c)(d)(f)	472,625	469,832
Building Products - 0.0%
MIWD Holdco II LLC Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3249% 3/28/2031 (c)(d)(f)	34,738	34,057
Commercial Services & Supplies - 0.4%
ABG Intermediate Holdings 2 LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5749% 3/5/2032 (c)(d)(f)	865,000	854,551
ABG Intermediate Holdings 2 LLC Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5749% 12/21/2028 (c)(d)(f)	861,977	852,124
Artera Services LLC 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.7992% 2/10/2031 (c)(d)(f)	292,050	276,311
Brand Industrial Services Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.7907% 8/1/2030 (c)(d)(f)	1,484,710	1,401,403
GEO Group Inc/The Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.5772% 4/14/2029 (c)(d)(f)	153,282	154,738
Madison IAQ LLC Tranche B 1LN, term loan CME Term SOFR 6 month Index + 2.5%, 6.7622% 6/21/2028 (c)(d)(f)	135,100	133,364
Neptune Bidco US Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.3889% 4/11/2029 (c)(d)(f)	776,175	666,781
Sabert Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.4361% 12/10/2026 (c)(d)(f)	263,211	262,882
		4,602,154
Machinery - 0.0%
STS Operating Inc 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.4249% 3/25/2031 (c)(d)(f)	277,200	265,469
Passenger Airlines - 0.0%
SkyMiles IP Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0432% 10/20/2027 (c)(d)(f)	69,144	69,758
United Airlines Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.2966% 2/24/2031 (c)(d)(f)	103,851	103,442
		173,200
Professional Services - 0.0%
Amentum Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5749% 9/29/2031 (c)(d)(f)	269,325	259,899
TOTAL INDUSTRIALS		5,804,611

Information Technology - 1.6%
Electronic Equipment, Instruments & Components - 0.0%
DG Investment Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1894% 3/31/2028 (c)(d)(f)	96,254	95,533
Lightning Power LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.5492% 8/18/2031 (c)(d)(f)	134,325	133,410
		228,943
IT Services - 0.4%
Acuris Finance US Inc 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0492% 2/16/2028 (c)(d)(f)	37,649	37,537
GTT Communications Inc Tranche HOLDCO 1LN, term loan CME Term SOFR 1 month Index + 9%, 13.3992% 6/30/2028 (c)(d)(f)	256,093	199,113
Kaseya Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5749% 3/22/2032 (c)(d)(f)	255,000	253,886
X Corp 1LN, term loan 9.5% 10/29/2029 (f)	2,585,000	2,650,090
X Corp Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 6.5%, 10.9492% 10/26/2029 (c)(d)(f)	2,777,895	2,759,673
		5,900,299
Software - 1.2%
Applied Systems Inc 2LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.7992% 2/23/2032 (c)(d)(f)	10,000	10,205
Applied Systems Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0492% 2/24/2031 (c)(d)(f)	545,882	545,396
Avalara Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 3/29/2032 (c)(d)(f)(h)	1,300,000	1,293,903
ConnectWise LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 8.0608% 9/30/2028 (c)(d)(f)	848,767	847,180
McAfee Corp 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3227% 3/1/2029 (c)(d)(f)	1,502,402	1,431,413
MH Sub I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.5749% 5/3/2028 (c)(d)(f)	527,894	499,193
Modena Buyer LLC 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.7908% 7/1/2031 (c)(d)(f)	1,351,613	1,307,117
Polaris Newco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.3024% 6/2/2028 (c)(d)(f)	308,800	295,021
Project Alpha Intermediate Holding Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 10/28/2030 (c)(d)(f)(h)	70,000	69,795
Project Alpha Intermediate Holding Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5492% 10/28/2030 (c)(d)(f)	574,215	572,538
Proofpoint Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3249% 8/31/2028 (c)(d)(f)	3,947,476	3,931,451
RealPage Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.5608% 4/22/2028 (c)(d)(f)	299,150	294,851
UKG Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.2998% 2/10/2031 (c)(d)(f)	3,833,591	3,823,433
VS Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0721% 4/14/2031 (c)(d)(f)	1,688,271	1,686,160
		16,607,656
TOTAL INFORMATION TECHNOLOGY		22,736,898

Materials - 0.4%
Chemicals - 0.2%
Discovery Purchaser Corp 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0401% 10/4/2029 (c)(d)(f)	2,053,189	2,030,727
M2S Group Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 9.0501% 8/22/2031 (c)(d)(f)	410,000	392,574
WR Grace Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5492% 9/22/2028 (c)(d)(f)	696,920	689,080
		3,112,381
Containers & Packaging - 0.2%
Clydesdale Acquisition Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 3.175%, 7.4999% 4/13/2029 (c)(d)(f)	2,959,305	2,944,183
TOTAL MATERIALS		6,056,564

Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Talen Energy Supply LLC Tranche TLB-EXIT 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.818% 5/17/2030 (c)(d)(f)	23,911	23,847
TOTAL UNITED STATES		58,761,320
TOTAL BANK LOAN OBLIGATIONS (Cost $64,982,153)		63,676,012

Collateralized Mortgage Obligations - 0.9%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.9%
Fannie Mae Guaranteed REMIC Series 2021-66 Class DA, 2% 1/25/2048	139,475	115,521
Fannie Mae Guaranteed REMIC Series 2021-66 Class DM, 2% 1/25/2048	148,221	122,766
Fannie Mae Guaranteed REMIC Series 2021-85 Class L, 2.5% 8/25/2048	122,251	107,342
Fannie Mae Guaranteed REMIC Series 2021-96 Class HA, 2.5% 2/25/2050	195,649	169,843
Fannie Mae Guaranteed REMIC Series 2022-1 Class KA, 3% 5/25/2048	197,433	181,595
Fannie Mae Guaranteed REMIC Series 2022-13 Class MA, 3% 5/25/2044	756,836	720,139
Fannie Mae Guaranteed REMIC Series 2022-3 Class N, 2% 10/25/2047	1,529,860	1,338,830
Fannie Mae Guaranteed REMIC Series 2022-4 Class B, 2.5% 5/25/2049	144,082	125,893
Fannie Mae Guaranteed REMIC Series 2022-5 Class BA, 2.5% 12/25/2049	224,499	191,086
Fannie Mae Guaranteed REMIC Series 2022-7 Class A, 3% 5/25/2048	280,329	257,749
Fannie Mae Guaranteed REMIC Series 2023-54 Class FD, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.7897% 11/25/2053 (c)(d)	873,639	879,563
Fannie Mae Mortgage pass-thru certificates Series 2024-100 Class EF, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.5397% 6/25/2054 (c)(d)	790,406	791,414
Fannie Mae Mortgage pass-thru certificates Series 2025-4 Class FH, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.5397% 9/25/2054 (c)(d)	348,125	348,900
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class AF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.7397% 2/25/2055 (c)(d)	575,951	577,679
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class DF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.7397% 9/25/2054 (c)(d)	579,438	580,799
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FB, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.5397% 2/25/2055 (c)(d)	688,698	690,678
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FE, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.4897% 2/25/2055 (c)(d)	305,401	306,502
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class GC, 2% 11/25/2047	113,531	99,016
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5018 Class LC, 3% 10/25/2040	217,815	196,619
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5122 Class TE, 1.5% 6/25/2051	462,270	382,138
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5175 Class CB, 2.5% 4/25/2050	716,096	618,954
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5180 Class KA, 2.5% 10/25/2047	141,808	126,690
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class DA, 2.5% 5/25/2049	154,435	134,767
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class BA, 2.5% 11/25/2047	147,592	131,870
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5191 Class CA, 2.5% 4/25/2050	167,024	143,877
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class DA, 2.5% 11/25/2047	111,997	100,076
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5198 Class BA, 2.5% 11/25/2047	545,689	490,321
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5213 Class JM, 3.5% 9/25/2051	646,079	622,664
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5214 Class CG, 3.5% 4/25/2052	254,069	241,038
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5220 Class PK, 3.5% 1/25/2051	328,877	311,418
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5224 Class DQ, 3.75% 8/25/2044	369,069	354,858
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class NF, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.4897% 2/25/2055 (c)(d)	1,089,567	1,090,449
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class WF, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.5397% 2/25/2055 (c)(d)	293,393	292,828
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5500 Class FV, U.S. 30-Day Avg. SOFR Index + 1.25%, 5.5897% 10/25/2054 (c)(d)	537,626	539,358
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5509 Class FB, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.4897% 2/25/2055 (c)(d)	500,528	502,242
TOTAL UNITED STATES		13,885,482
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $13,807,497)		13,885,482

Commercial Mortgage Securities - 3.2%
	Principal Amount (a)	Value ($)
UNITED STATES - 3.2%
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-K048 Class A2, 3.284% 6/25/2025 (c)	6,826,422	6,799,133
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-K049 Class A2, 3.01% 7/25/2025	1,028,143	1,022,428
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-K050 Class A2, 3.334% 8/25/2025 (c)	1,377,111	1,369,837
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-K051 Class A2, 3.308% 9/25/2025	2,057,774	2,044,238
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-KPLB Class A, 2.77% 5/25/2025	1,180,000	1,174,656
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K052 Class A2, 3.151% 11/25/2025	4,662,586	4,622,745
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K053 Class A2, 2.995% 12/25/2025	2,189,988	2,166,881
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K055 Class A2, 2.673% 3/25/2026	2,070,490	2,037,378
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K056 Class A2, 2.525% 5/25/2026	200,000	196,213
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K057 Class A2, 2.57% 7/25/2026	1,900,000	1,861,551
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K058 Class A2, 2.653% 8/25/2026	2,300,000	2,247,994
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K059 Class A2, 3.12% 9/25/2026 (c)	500,000	491,617
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K063 Class A2, 3.43% 1/25/2027	600,000	591,052
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K065 Class A2, 3.243% 4/25/2027	2,100,000	2,058,402
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K732 Class A2, 3.7% 5/25/2025	945,049	942,090
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K733 Class A2, 3.75% 8/25/2025	1,600,418	1,592,618
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-K734 Class A2, 3.208% 2/25/2026	1,876,056	1,858,268
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-K735 Class A2, 2.862% 5/25/2026	1,056,055	1,039,433
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-K736 Class A2, 2.282% 7/25/2026	810,664	790,865
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K739 Class A2, 1.336% 9/25/2027	8,400,000	7,890,523
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-K523 Class AS, U.S. 30-Day Avg. SOFR Index + 0.55%, 4.9027% 4/25/2029 (c)(d)	2,199,382	2,204,219
FREMF Mortgage Trust Series 2015-KPLB Class B, 2.5% 5/25/2025 (b)	4,200,000	4,176,465
TOTAL UNITED STATES		49,178,606
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $49,036,768)		49,178,606

Common Stocks - 6.0%
	Shares	Value ($)
CANADA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
South Bow Corp	28,700	733,131
CHINA - 0.2%
Consumer Discretionary - 0.2%
Automobiles - 0.2%
BYD Co Ltd H Shares	55,500	2,810,327
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
NXP Semiconductors NV	2,300	437,138
TOTAL CHINA		3,247,465
FRANCE - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
LVMH Moet Hennessy Louis Vuitton SE	500	309,639
HONG KONG - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Studio City International Holdings Ltd ADR (j)	11,100	40,226
Studio City International Holdings Ltd ADR (b)(j)	10,083	36,541

TOTAL HONG KONG		76,767
LUXEMBOURG - 0.0%
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Tricer Holdco S.C.A. Class A1 (g)(j)(k)	16,755	0
Tricer Holdco S.C.A. Class A2 (g)(j)(k)	16,755	0
Tricer Holdco S.C.A. Class A3 (g)(j)(k)	16,755	0
Tricer Holdco S.C.A. Class A4 (g)(j)(k)	16,755	0
Tricer Holdco S.C.A. Class A5 (g)(j)(k)	16,755	0
Tricer Holdco S.C.A. Class A6 (g)(j)(k)	16,755	1
Tricer Holdco S.C.A. Class A7 (g)(j)(k)	16,755	0
Tricer Holdco S.C.A. Class A8 (g)(j)(k)	16,755	0
Tricer Holdco S.C.A. Class A9 (g)(j)(k)	16,755	1
		2
Materials - 0.0%
Metals & Mining - 0.0%
Algoma Steel Sca (g)(j)	10,220	0
TOTAL LUXEMBOURG		2
NETHERLANDS - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ASML Holding NV depository receipt	900	596,367
TAIWAN - 0.1%
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Taiwan Semiconductor Manufacturing Co Ltd ADR	5,200	863,200
UNITED STATES - 5.7%
Communication Services - 0.6%
Interactive Media & Services - 0.5%
Alphabet Inc Class A	7,000	1,082,480
Meta Platforms Inc Class A	8,800	5,071,968
Pinterest Inc Class A (j)	32,200	998,200
		7,152,648
Media - 0.1%
EchoStar Corp (k)	22,127	566,009
EchoStar Corp Class A (j)	36,100	923,438
iHeartMedia Inc Class A (j)(l)	5,655	9,330
		1,498,777
TOTAL COMMUNICATION SERVICES		8,651,425

Consumer Discretionary - 0.6%
Automobile Components - 0.0%
UC Holdings Inc (g)(j)	33,750	0
Broadline Retail - 0.1%
Amazon.com Inc (j)	10,200	1,940,652
Hotels, Restaurants & Leisure - 0.3%
Airbnb Inc Class A (j)	6,400	764,544
Booking Holdings Inc	200	921,382
Boyd Gaming Corp (l)	12,300	809,709
Domino's Pizza Inc	1,100	505,395
New Cotai LLC / New Cotai Capital Corp (g)(j)(k)	247,076	71,652
		3,072,682
Household Durables - 0.1%
TopBuild Corp (j)	6,300	1,921,185
Specialty Retail - 0.1%
Dick's Sporting Goods Inc	5,700	1,148,892
Williams-Sonoma Inc	4,600	727,260
		1,876,152
Textiles, Apparel & Luxury Goods - 0.0%
Crocs Inc	3,255	345,681
TOTAL CONSUMER DISCRETIONARY		9,156,352

Consumer Staples - 0.1%
Beverages - 0.0%
Celsius Holdings Inc (j)	11,200	398,944
Consumer Staples Distribution & Retail - 0.1%
Southeastern Grocers Inc rights (g)(j)	40,826	9,902
US Foods Holding Corp (j)	9,200	602,232
		612,134
Personal Care Products - 0.0%
elf Beauty Inc (j)(l)	3,200	200,928
TOTAL CONSUMER STAPLES		1,212,006

Energy - 0.2%
Energy Equipment & Services - 0.0%
Forbes Energy Services Ltd (g)(j)	6,562	0
Superior Energy Services Inc Class A (g)	5,560	337,937
		337,937
Oil, Gas & Consumable Fuels - 0.2%
California Resources Corp	865	38,034
Canvas Energy Inc Series B warrants 10/1/2025 (g)(j)	13	0
Energy Transfer LP	38,700	719,433
EP Energy Corp (g)(j)	52,316	69,580
Expand Energy Corp	48	5,343
Expand Energy Corp warrants 2/9/2026 (j)	93	8,948
Mesquite Energy Inc (g)(j)	15,322	1,338,339
Unit Corp	2,069	57,791
		2,237,468
TOTAL ENERGY		2,575,405

Financials - 1.1%
Capital Markets - 0.2%
Ares Management Corp Class A	4,400	645,084
Blue Owl Capital Inc Class A	33,300	667,332
Coinbase Global Inc Class A (j)	4,400	757,812
Moody's Corp	1,600	745,104
		2,815,332
Consumer Finance - 0.1%
OneMain Holdings Inc	29,100	1,422,408
Financial Services - 0.6%
Apollo Global Management Inc	20,300	2,779,882
Block Inc Class A (j)	9,800	532,434
Carnelian Point Holdings LP warrants 6/30/2027 (g)(j)	54	158
Fiserv Inc (j)	5,800	1,280,814
Mastercard Inc Class A	3,000	1,644,360
Visa Inc Class A	8,800	3,084,048
		9,321,696
Insurance - 0.2%
Arthur J Gallagher & Co	8,600	2,969,064
TOTAL FINANCIALS		16,528,500

Health Care - 0.0%
Health Care Providers & Services - 0.0%
Cano Health LLC warrants (g)(j)	493	1,997
DaVita Inc (j)	2,800	428,316
Tenet Healthcare Corp (j)	3,700	497,650
		927,963
Industrials - 1.0%
Aerospace & Defense - 0.0%
TransDigm Group Inc	500	691,645
Building Products - 0.2%
Builders FirstSource Inc (j)	3,200	399,808
Carlisle Cos Inc	2,800	953,400
Trane Technologies PLC	3,600	1,212,912
		2,566,120
Construction & Engineering - 0.3%
Comfort Systems USA Inc	6,000	1,933,980
EMCOR Group Inc	2,700	998,001
IES Holdings Inc (j)	2,800	462,308
WillScot Holdings Corp	28,500	792,300
		4,186,589
Electrical Equipment - 0.3%
Eaton Corp PLC	6,500	1,766,895
NEXTracker Inc Class A (j)	19,000	800,660
nVent Electric PLC	12,100	634,282
Vertiv Holdings Co Class A	20,100	1,451,220
		4,653,057
Machinery - 0.2%
Allison Transmission Holdings Inc	4,900	468,783
Deere & Co	700	328,545
Parker-Hannifin Corp	2,600	1,580,410
		2,377,738
Passenger Airlines - 0.0%
Spirit Airlines LLC (g)	15,141	211,974
Spirit Airlines LLC (g)	3,278	45,892
		257,866
Trading Companies & Distributors - 0.0%
Core & Main Inc Class A (j)	10,800	521,748
Penhall Acquisition Company (g)(j)	428	0
		521,748
TOTAL INDUSTRIALS		15,254,763

Information Technology - 1.4%
Communications Equipment - 0.1%
Arista Networks Inc	14,400	1,115,712
IT Services - 0.0%
GTT Communications Inc (g)(j)	4,921	233,305
Semiconductors & Semiconductor Equipment - 0.8%
KLA Corp	2,000	1,359,600
Lam Research Corp	17,000	1,235,900
Marvell Technology Inc	9,500	584,915
Micron Technology Inc	5,200	451,828
NVIDIA Corp	66,000	7,153,080
ON Semiconductor Corp (j)	25,965	1,056,516
		11,841,839
Software - 0.5%
Adobe Inc (j)	3,000	1,150,590
Autodesk Inc (j)	2,300	602,140
Gen Digital Inc	21,100	559,994
Microsoft Corp	6,500	2,440,035
Monday.com Ltd (j)	2,600	632,216
Oracle Corp	7,800	1,090,518
Salesforce Inc	5,300	1,422,308
		7,897,801
Technology Hardware, Storage & Peripherals - 0.0%
Dell Technologies Inc Class C	5,800	528,670
TOTAL INFORMATION TECHNOLOGY		21,617,327

Materials - 0.2%
Chemicals - 0.0%
Chemours Co/The	30,845	417,333
Construction Materials - 0.1%
Eagle Materials Inc	5,100	1,131,843
Martin Marietta Materials Inc	1,100	525,943
		1,657,786
Containers & Packaging - 0.1%
Graphic Packaging Holding CO	34,200	887,832
Metals & Mining - 0.0%
Elah Holdings Inc (g)(j)	14	294
TOTAL MATERIALS		2,963,245

Utilities - 0.5%
Electric Utilities - 0.2%
Constellation Energy Corp	12,900	2,601,027
PG&E Corp	53,066	911,674
Portland General Electric Co	140	6,243
		3,518,944
Independent Power and Renewable Electricity Producers - 0.3%
PureWest Energy LLC (g)(j)	901	203
Vistra Corp	30,600	3,593,664
		3,593,867
TOTAL UTILITIES		7,112,811

TOTAL UNITED STATES		85,999,797
TOTAL COMMON STOCKS (Cost $69,353,274)		91,826,368

Convertible Corporate Bonds - 0.3%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.3%
Communication Services - 0.1%
Media - 0.1%
EchoStar Corp 3.875% 11/30/2030 pay-in-kind	1,776,702	1,983,133
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Rivian Automotive Inc 3.625% 10/15/2030	1,240,000	1,073,840
Hotels, Restaurants & Leisure - 0.0%
New Cotai LLC 5% 2/24/2027 (g)	326,057	383,704
TOTAL CONSUMER DISCRETIONARY		1,457,544

Financials - 0.0%
Capital Markets - 0.0%
Coinbase Global Inc 0.25% 4/1/2030 (b)	390,000	355,400
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Wolfspeed Inc 1.875% 12/1/2029	5,455,000	1,172,825
TOTAL UNITED STATES		4,968,902
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $6,985,050)		4,968,902

Fixed-Income Funds - 5.1%
	Shares	Value ($)
Fidelity Floating Rate Central Fund (m) (Cost $79,140,403)	800,978	77,174,233

Foreign Government and Government Agency Obligations - 14.9%
		Principal Amount (a)	Value ($)
ANGOLA - 0.1%
Angola Republic 8.25% 5/9/2028 (b)		650,000	603,891
Angola Republic 8.75% 4/14/2032 (b)		325,000	277,875
Angola Republic 9.375% 5/8/2048 (b)		310,000	244,745
Angola Republic 9.5% 11/12/2025 (b)		795,000	794,006
TOTAL ANGOLA			1,920,517
ARGENTINA - 0.7%
Argentine Republic 0.75% 7/9/2030 (n)		5,038,271	3,662,823
Argentine Republic 1% 7/9/2029		664,918	515,528
Argentine Republic 3.5% 7/9/2041 (n)		1,140,000	660,060
Argentine Republic 4.125% 7/9/2035 (n)		3,492,241	2,179,158
Argentine Republic 5% 1/9/2038 (n)		2,032,304	1,337,256
Bonos Para La Reconstruccion De Una Argentina Libre 0% 6/30/2025 (o)		123,432	34,851
Provincia de Cordoba 6.875% 12/10/2025 (b)(n)		130,615	129,048
Provincia de Cordoba 6.99% 6/1/2027 (b)(n)		515,562	496,486
TOTAL ARGENTINA			9,015,210
ARMENIA - 0.0%
Republic of Armenia 3.6% 2/2/2031 (b)		280,000	237,300
Republic of Armenia 6.75% 3/12/2035 (b)		470,000	452,155
TOTAL ARMENIA			689,455
AUSTRALIA - 1.1%
Australian Commonwealth 1% 12/21/2030 (p)	AUD	20,000,000	10,626,949
Australian Commonwealth 3.5% 12/21/2034 (p)	AUD	7,000,000	4,067,817
TOTAL AUSTRALIA			14,694,766
BAHAMAS (NASSAU) - 0.0%
Bahamas Government International Bond 6% 11/21/2028 (b)		310,000	296,740
BAHRAIN - 0.0%
Bahrain Kingdom 5.625% 5/18/2034 (b)		155,000	143,070
Bahrain Kingdom 7.5% 2/12/2036 (b)		200,000	208,500
TOTAL BAHRAIN			351,570
BARBADOS - 0.0%
Barbados Government 6.5% 10/1/2029 (b)		354,000	339,840
BENIN - 0.0%
Republic of Benin 7.96% 2/13/2038 (b)		290,000	270,788
Republic of Benin 8.375% 1/23/2041 (b)		180,000	170,325
TOTAL BENIN			441,113
BERMUDA - 0.1%
Bermuda Government International Bond 2.375% 8/20/2030 (b)		55,000	47,738
Bermuda Government International Bond 3.375% 8/20/2050 (b)		165,000	112,192
Bermuda Government International Bond 3.717% 1/25/2027 (b)		645,000	631,495
Bermuda Government International Bond 4.75% 2/15/2029 (b)		360,000	357,750
Bermuda Government International Bond 5% 7/15/2032 (b)		260,000	256,181
TOTAL BERMUDA			1,405,356
BRAZIL - 0.2%
Federative Republic of Brazil 3.875% 6/12/2030		830,000	767,750
Federative Republic of Brazil 6% 10/20/2033		335,000	325,620
Federative Republic of Brazil 7.125% 1/20/2037		565,000	593,250
Federative Republic of Brazil 7.125% 5/13/2054		215,000	205,755
Federative Republic of Brazil 8.25% 1/20/2034		1,045,000	1,172,490
TOTAL BRAZIL			3,064,865
CANADA - 0.6%
Canadian Government 3.25% 6/1/2035	CAD	10,000,000	7,096,031
CHILE - 0.2%
Chilean Republic 2.45% 1/31/2031		1,355,000	1,189,690
Chilean Republic 2.75% 1/31/2027		310,000	299,770
Chilean Republic 3.1% 1/22/2061		700,000	419,713
Chilean Republic 3.5% 1/31/2034		200,000	176,600
Chilean Republic 4% 1/31/2052		200,000	152,000
Chilean Republic 4.34% 3/7/2042		260,000	223,470
Chilean Republic 5.33% 1/5/2054		505,000	473,690
TOTAL CHILE			2,934,933
COLOMBIA - 0.3%
Colombian Republic 3% 1/30/2030		1,025,000	870,738
Colombian Republic 3.125% 4/15/2031		535,000	434,019
Colombian Republic 3.25% 4/22/2032		290,000	226,200
Colombian Republic 4.125% 5/15/2051		220,000	125,400
Colombian Republic 5% 6/15/2045		855,000	575,415
Colombian Republic 5.2% 5/15/2049		650,000	432,575
Colombian Republic 6.125% 1/18/2041		40,000	32,607
Colombian Republic 7.375% 9/18/2037		140,000	133,630
Colombian Republic 7.5% 2/2/2034		250,000	248,250
Colombian Republic 8% 11/14/2035		310,000	312,170
Colombian Republic 8% 4/20/2033		280,000	289,030
Colombian Republic 8.75% 11/14/2053		290,000	289,420
TOTAL COLOMBIA			3,969,454
COSTA RICA - 0.0%
Republic of Costa Rica 5.625% 4/30/2043 (b)		215,000	192,855
Republic of Costa Rica 6.125% 2/19/2031 (b)		130,000	131,625
Republic of Costa Rica 7.3% 11/13/2054 (b)		305,000	315,084
TOTAL COSTA RICA			639,564
COTE D'IVOIRE - 0.1%
Republic of Cote d'Ivoire 6.125% 6/15/2033 (b)		620,000	551,217
Republic of Cote d'Ivoire 6.375% 3/3/2028 (b)		490,000	490,769
Republic of Cote d'Ivoire 8.075% 4/1/2036 (b)		285,000	272,175
Republic of Cote d'Ivoire 8.25% 1/30/2037 (b)		300,000	287,297
TOTAL COTE D'IVOIRE			1,601,458
DOMINICAN REPUBLIC - 0.3%
Dominican Republic 4.5% 1/30/2030 (b)		735,000	687,593
Dominican Republic 4.875% 9/23/2032 (b)		860,000	783,348
Dominican Republic 5.95% 1/25/2027 (b)		445,000	447,225
Dominican Republic 6% 7/19/2028 (b)		360,000	362,340
Dominican Republic 6.5% 2/15/2048 (b)		215,000	202,960
Dominican Republic 6.6% 6/1/2036 (b)		224,000	223,104
Dominican Republic 6.85% 1/27/2045 (b)		300,000	295,800
Dominican Republic 7.05% 2/3/2031 (b)		375,000	387,750
Dominican Republic 7.15% 2/24/2055 (b)		375,000	376,875
Dominican Republic 7.45% 4/30/2044 (b)		335,000	350,410
TOTAL DOMINICAN REPUBLIC			4,117,405
ECUADOR - 0.1%
Republic of Ecuador 5.5% 7/31/2035 (b)(n)		705,000	346,155
Republic of Ecuador 6.9% 7/31/2030 (b)(n)		1,089,190	646,979
TOTAL ECUADOR			993,134
EGYPT - 0.2%
Arab Republic of Egypt 7.0529% 1/15/2032 (b)		30,000	25,256
Arab Republic of Egypt 7.5% 1/31/2027 (b)		830,000	818,073
Arab Republic of Egypt 7.5% 2/16/2061 (b)		480,000	318,754
Arab Republic of Egypt 7.6003% 3/1/2029 (b)		370,000	351,232
Arab Republic of Egypt 7.903% 2/21/2048 (b)		460,000	327,173
Arab Republic of Egypt 8.5% 1/31/2047 (b)		580,000	438,097
Arab Republic of Egypt 8.7002% 3/1/2049 (b)		460,000	349,945
Arab Republic of Egypt 9.45% 2/4/2033 (b)		320,000	301,360
Arab Republic of Egypt Treasury Bills 0% 10/7/2025 (o)	EGP	10,050,000	174,231
Arab Republic of Egypt Treasury Bills 0% 12/16/2025 (o)	EGP	5,600,000	92,698
Arab Republic of Egypt Treasury Bills 0% 12/30/2025 (o)	EGP	6,050,000	99,298
TOTAL EGYPT			3,296,117
EL SALVADOR - 0.1%
El Salvador Republic 0.25% 4/17/2030 (b)		290,000	6,090
El Salvador Republic 7.1246% 1/20/2050 (b)		290,000	231,420
El Salvador Republic 7.625% 2/1/2041 (b)		90,000	79,875
El Salvador Republic 7.65% 6/15/2035 (b)		135,000	125,044
El Salvador Republic 9.25% 4/17/2030 (b)		290,000	301,327
El Salvador Republic 9.65% 11/21/2054 (b)		175,000	176,225
TOTAL EL SALVADOR			919,981
GABON - 0.0%
Gabonese Republic 6.625% 2/6/2031 (b)		425,000	330,569
Gabonese Republic 7% 11/24/2031 (b)		455,000	353,481
TOTAL GABON			684,050
GEORGIA - 0.0%
Georgia Republic 2.75% 4/22/2026 (b)		290,000	277,222
GERMANY - 5.6%
German Federal Republic 2.1% 4/12/2029 (p)	EUR	13,600,000	14,636,181
German Federal Republic 2.4% 10/19/2028 (p)	EUR	2,570,000	2,800,714
German Federal Republic 2.4% 4/18/2030 (p)	EUR	25,000,000	27,123,059
German Federal Republic 2.5% 10/11/2029 (p)	EUR	410,000	447,495
German Federal Republic 2.5% 2/15/2035 (p)	EUR	5,040,000	5,341,374
German Federal Republic 2.7% 9/17/2026 (p)	EUR	13,800,000	15,063,967
German Federal Republic 3.1% 12/12/2025 (p)	EUR	17,180,000	18,698,226
TOTAL GERMANY			84,111,016
GHANA - 0.0%
Ghana Republic 0% 1/3/2030 (b)(o)		26,333	20,375
Ghana Republic 0% 7/3/2026 (b)(o)		25,440	23,812
Ghana Republic 5% 7/3/2029 (b)(n)		291,520	253,384
Ghana Republic 5% 7/3/2035 (b)(n)		333,880	235,552
TOTAL GHANA			533,123
GUATEMALA - 0.1%
Republic of Guatemala 4.9% 6/1/2030 (b)		230,000	221,697
Republic of Guatemala 5.375% 4/24/2032 (b)		120,000	115,725
Republic of Guatemala 6.125% 6/1/2050 (b)		350,000	314,300
Republic of Guatemala 6.6% 6/13/2036 (b)		190,000	191,330
TOTAL GUATEMALA			843,052
HUNGARY - 0.1%
Hungary Government 2.125% 9/22/2031 (b)		205,000	166,563
Hungary Government 3.125% 9/21/2051 (b)		340,000	201,326
Hungary Government 5.25% 6/16/2029 (b)		295,000	293,156
Hungary Government 5.5% 6/16/2034 (b)		695,000	671,544
Hungary Government 6.125% 5/22/2028 (b)		225,000	230,468
Hungary Government 6.75% 9/25/2052 (b)		145,000	148,717
TOTAL HUNGARY			1,711,774
INDONESIA - 0.3%
Indonesia Government 3.2% 9/23/2061		400,000	244,000
Indonesia Government 4.35% 1/11/2048		300,000	246,903
Indonesia Government 5.125% 1/15/2045 (b)		1,160,000	1,083,150
Indonesia Government 5.25% 1/17/2042 (b)		305,000	292,038
Indonesia Government 5.95% 1/8/2046 (b)		350,000	357,875
Indonesia Government 6.625% 2/17/2037 (b)		220,000	241,779
Indonesia Government 6.75% 1/15/2044 (b)		330,000	368,363
Indonesia Government 7.75% 1/17/2038 (b)		930,000	1,121,813
Indonesia Government 8.5% 10/12/2035 (b)		875,000	1,088,500
TOTAL INDONESIA			5,044,421
ISRAEL - 0.0%
Israel Government 3.375% 1/15/2050		595,000	386,357
Israel Government 5.75% 3/12/2054		315,000	289,043
TOTAL ISRAEL			675,400
JAMAICA - 0.0%
Jamaican Government 6.75% 4/28/2028		255,000	260,530
Jamaican Government 7.875% 7/28/2045		160,000	183,680
TOTAL JAMAICA			444,210
JAPAN - 0.6%
Japan Government 0.7% 12/20/2048	JPY	1,620,000,000	7,589,126
JORDAN - 0.0%
Jordan Government 7.375% 10/10/2047 (b)		110,000	95,837
Jordan Government 7.5% 1/13/2029 (b)		270,000	269,325
Jordan Government 7.75% 1/15/2028 (b)		320,000	324,202
TOTAL JORDAN			689,364
KENYA - 0.1%
Republic of Kenya 6.3% 1/23/2034 (b)		195,000	151,292
Republic of Kenya 7.25% 2/28/2028 (b)		100,000	96,000
Republic of Kenya 9.5% 3/5/2036 (b)		200,000	181,500
Republic of Kenya 9.75% 2/16/2031 (b)		410,000	399,750
TOTAL KENYA			828,542
LEBANON - 0.0%
Lebanon Republic 5.8% (i)(p)		625,000	96,874
Lebanon Republic 6.375% (i)(p)		810,000	125,550
TOTAL LEBANON			222,424
MEXICO - 0.3%
United Mexican States 3.5% 2/12/2034		610,000	500,505
United Mexican States 3.75% 4/19/2071		1,000,000	563,500
United Mexican States 4.875% 5/19/2033		345,000	317,659
United Mexican States 5.75% 10/12/2110		600,000	470,400
United Mexican States 6% 5/7/2036		600,000	580,500
United Mexican States 6.05% 1/11/2040		670,000	632,480
United Mexican States 6.338% 5/4/2053		305,000	277,550
United Mexican States 6.35% 2/9/2035		465,000	465,698
United Mexican States 6.875% 5/13/2037		245,000	251,124
United Mexican States 7.375% 5/13/2055		500,000	512,500
TOTAL MEXICO			4,571,916
MONGOLIA - 0.0%
Mongolia Government 7.875% 6/5/2029 (b)		200,000	204,499
MONTENEGRO - 0.1%
Republic of Montenegro 4.875% 4/1/2032 (b)	EUR	195,000	207,031
Republic of Montenegro 7.25% 3/12/2031 (b)		745,000	761,867
TOTAL MONTENEGRO			968,898
MOROCCO - 0.0%
Moroccan Kingdom 6.5% 9/8/2033 (b)		495,000	514,181
NIGERIA - 0.2%
Republic of Nigeria 6.125% 9/28/2028 (b)		1,150,000	1,048,927
Republic of Nigeria 6.5% 11/28/2027 (b)		445,000	427,035
Republic of Nigeria 7.143% 2/23/2030 (b)		360,000	324,362
Republic of Nigeria 7.625% 11/21/2025 (b)		345,000	345,483
Republic of Nigeria 7.696% 2/23/2038 (b)		280,000	225,875
Republic of Nigeria 7.875% 2/16/2032 (b)		160,000	142,013
Republic of Nigeria Treasury Bills 0% 4/10/2025 (o)	NGN	192,090,000	124,318
Republic of Nigeria Treasury Bills 0% 5/20/2025 (o)	NGN	207,005,000	130,645
Republic of Nigeria Treasury Bills 0% 5/27/2025 (o)	NGN	222,745,000	139,904
TOTAL NIGERIA			2,908,562
OMAN - 0.2%
Oman Sultanate 5.375% 3/8/2027 (b)		120,000	120,600
Oman Sultanate 5.625% 1/17/2028 (b)		930,000	934,836
Oman Sultanate 6% 8/1/2029 (b)		450,000	460,454
Oman Sultanate 6.25% 1/25/2031 (b)		425,000	440,967
Oman Sultanate 6.5% 3/8/2047 (b)		195,000	197,166
Oman Sultanate 6.75% 1/17/2048 (b)		920,000	951,050
Oman Sultanate 7% 1/25/2051 (b)		105,000	111,615
TOTAL OMAN			3,216,688
PAKISTAN - 0.1%
Islamic Republic of Pakistan 6% 4/8/2026 (b)		730,000	692,040
Islamic Republic of Pakistan 6.875% 12/5/2027 (b)		430,000	391,300
Islamic Republic of Pakistan 7.375% 4/8/2031 (b)		480,000	407,040
TOTAL PAKISTAN			1,490,380
PANAMA - 0.1%
Panamanian Republic 3.298% 1/19/2033		140,000	109,269
Panamanian Republic 3.87% 7/23/2060		715,000	385,385
Panamanian Republic 4.5% 4/16/2050		780,000	497,250
Panamanian Republic 4.5% 5/15/2047		250,000	165,000
Panamanian Republic 6.853% 3/28/2054		200,000	175,175
Panamanian Republic 7.875% 3/1/2057		290,000	285,288
Panamanian Republic 8% 3/1/2038		305,000	316,438
TOTAL PANAMA			1,933,805
PARAGUAY - 0.1%
Republic of Paraguay 2.739% 1/29/2033 (b)		225,000	185,702
Republic of Paraguay 4.95% 4/28/2031 (b)		480,000	466,560
Republic of Paraguay 5.4% 3/30/2050 (b)		265,000	226,886
Republic of Paraguay 6% 2/9/2036 (b)		260,000	259,610
Republic of Paraguay 6.65% 3/4/2055 (b)		200,000	201,400
TOTAL PARAGUAY			1,340,158
PERU - 0.1%
Peruvian Republic 2.783% 1/23/2031		740,000	650,645
Peruvian Republic 3% 1/15/2034		440,000	363,880
Peruvian Republic 3.3% 3/11/2041		360,000	263,430
TOTAL PERU			1,277,955
PHILIPPINES - 0.1%
Philippine Republic 2.65% 12/10/2045		390,000	249,210
Philippine Republic 2.95% 5/5/2045		160,000	108,799
Philippine Republic 5% 7/17/2033		210,000	208,373
Philippine Republic 5.5% 1/17/2048		200,000	196,460
Philippine Republic 5.6% 5/14/2049		295,000	291,313
Philippine Republic 5.609% 4/13/2033		305,000	314,455
Philippine Republic 5.95% 10/13/2047		490,000	507,579
TOTAL PHILIPPINES			1,876,189
POLAND - 0.1%
Bank Gospodarstwa Krajowego 5.375% 5/22/2033 (b)		200,000	199,700
Bank Gospodarstwa Krajowego 6.25% 10/31/2028 (b)		200,000	209,390
Bank Gospodarstwa Krajowego 6.25% 7/9/2054 (b)		495,000	496,836
Republic of Poland 5.5% 3/18/2054		285,000	266,988
Republic of Poland 5.5% 4/4/2053		210,000	196,983
Republic of Poland 5.75% 11/16/2032		425,000	443,543
TOTAL POLAND			1,813,440
QATAR - 0.2%
State of Qatar 4.4% 4/16/2050 (b)		1,045,000	895,402
State of Qatar 4.625% 6/2/2046 (b)		575,000	523,394
State of Qatar 4.817% 3/14/2049 (b)		1,060,000	969,953
State of Qatar 5.103% 4/23/2048 (b)		975,000	932,953
State of Qatar 9.75% 6/15/2030 (b)		295,000	366,455
TOTAL QATAR			3,688,157
ROMANIA - 0.1%
Romanian Republic 3% 2/27/2027 (b)		265,000	254,433
Romanian Republic 3.625% 3/27/2032 (b)		470,000	392,685
Romanian Republic 4% 2/14/2051 (b)		280,000	170,538
Romanian Republic 6.625% 2/17/2028 (b)		225,000	230,326
Romanian Republic 7.125% 1/17/2033 (b)		290,000	295,000
Romanian Republic 7.5% 2/10/2037 (b)		572,000	581,724
TOTAL ROMANIA			1,924,706
RWANDA - 0.0%
Rwanda Republic 5.5% 8/9/2031 (b)		560,000	450,582
SAUDI ARABIA - 0.2%
Kingdom of Saudi Arabia 2.25% 2/2/2033 (b)		665,000	543,780
Kingdom of Saudi Arabia 3.45% 2/2/2061 (b)		1,120,000	692,407
Kingdom of Saudi Arabia 3.75% 1/21/2055 (b)		655,000	443,212
Kingdom of Saudi Arabia 4.5% 10/26/2046 (b)		640,000	524,160
Kingdom of Saudi Arabia 4.5% 4/22/2060 (b)		225,000	175,183
Kingdom of Saudi Arabia 4.625% 10/4/2047 (b)		330,000	273,804
Kingdom of Saudi Arabia 5% 1/18/2053 (b)		375,000	320,055
Kingdom of Saudi Arabia 5.75% 1/16/2054 (b)		315,000	299,990
TOTAL SAUDI ARABIA			3,272,591
SENEGAL - 0.0%
Republic of Senegal 4.75% 3/13/2028 (b)	EUR	250,000	234,761
Republic of Senegal 6.25% 5/23/2033 (b)		480,000	356,400
TOTAL SENEGAL			591,161
SERBIA - 0.1%
Republic of Serbia 2.125% 12/1/2030 (b)		580,000	477,050
Republic of Serbia 6% 6/12/2034 (b)		335,000	331,442
Republic of Serbia 6.5% 9/26/2033 (b)		405,000	416,393
TOTAL SERBIA			1,224,885
SOUTH AFRICA - 0.1%
South African Republic 4.85% 9/27/2027		285,000	279,870
South African Republic 4.85% 9/30/2029		235,000	221,076
South African Republic 5% 10/12/2046		395,000	269,588
South African Republic 5.65% 9/27/2047		190,000	140,410
South African Republic 5.75% 9/30/2049		620,000	455,080
South African Republic 5.875% 4/20/2032		280,000	265,825
South African Republic 7.1% 11/19/2036 (b)		475,000	460,869
TOTAL SOUTH AFRICA			2,092,718
SPAIN - 0.4%
Spanish Kingdom 3.15% 4/30/2035 (b)(p)	EUR	6,106,000	6,487,921
SRI LANKA - 0.1%
Democratic Socialist Republic of Sri Lanka 3.1% 1/15/2030 (b)(n)		225,923	199,038
Democratic Socialist Republic of Sri Lanka 3.35% 3/15/2033 (b)(n)		395,264	308,306
Democratic Socialist Republic of Sri Lanka 3.6% 2/15/2038 (b)(n)		314,356	246,455
Democratic Socialist Republic of Sri Lanka 3.6% 5/15/2036 (b)(n)		157,112	122,233
Democratic Socialist Republic of Sri Lanka 3.6% 6/15/2035 (b)(n)		91,380	61,682
Democratic Socialist Republic of Sri Lanka 4% 4/15/2028 (b)		211,241	198,144
TOTAL SRI LANKA			1,135,858
SWITZERLAND - 0.3%
Swiss Confederation 3.5% 4/8/2033 (p)	CHF	3,200,000	4,487,986
TURKEY - 0.7%
Turkish Republic 31.08% 11/8/2028	TRY	12,415,000	294,927
Turkish Republic 37% 2/18/2026	TRY	13,930,000	344,877
Turkish Republic 4.25% 4/14/2026		830,000	817,683
Turkish Republic 4.75% 1/26/2026		980,000	974,777
Turkish Republic 4.875% 10/9/2026		650,000	642,220
Turkish Republic 4.875% 4/16/2043		815,000	566,898
Turkish Republic 5.125% 2/17/2028		255,000	246,952
Turkish Republic 5.25% 3/13/2030		185,000	172,040
Turkish Republic 5.75% 5/11/2047		520,000	388,219
Turkish Republic 6% 1/14/2041		770,000	630,053
Turkish Republic 6% 3/25/2027		170,000	169,946
Turkish Republic 6.625% 2/17/2045		310,000	260,070
Turkish Republic 7.125% 2/12/2032		380,000	373,540
Turkish Republic 7.625% 5/15/2034		325,000	326,537
Turkish Republic 9.125% 7/13/2030		350,000	380,776
Turkish Republic 9.375% 1/19/2033		840,000	929,594
Turkish Republic 9.375% 3/14/2029		490,000	533,336
Turkish Republic 9.875% 1/15/2028		1,165,000	1,268,394
TOTAL TURKEY			9,320,839
UKRAINE - 0.1%
Ukraine Government 0% 2/1/2030 (b)(n)		109,055	55,618
Ukraine Government 0% 2/1/2034 (b)(n)		407,526	159,954
Ukraine Government 0% 2/1/2035 (b)(n)		479,387	263,663
Ukraine Government 0% 2/1/2036 (b)(n)		286,989	157,126
Ukraine Government 0% 8/1/2041 (b)(c)		370,000	266,400
Ukraine Government 1.75% 2/1/2029 (b)(n)		457,501	295,088
Ukraine Government 1.75% 2/1/2034 (b)(n)		626,091	331,829
Ukraine Government 1.75% 2/1/2035 (b)(n)		428,419	222,778
Ukraine Government 1.75% 2/1/2036 (b)(n)		284,447	145,779
TOTAL UKRAINE			1,898,235
UNITED ARAB EMIRATES - 0.2%
Emirate of Abu Dhabi 3% 9/15/2051 (b)		645,000	425,481
Emirate of Abu Dhabi 3.125% 9/30/2049 (b)		1,915,000	1,307,581
Emirate of Abu Dhabi 3.875% 4/16/2050 (b)		620,000	484,084
Emirate of Abu Dhabi 5.5% 4/30/2054 (b)		395,000	396,123
Emirate of Dubai 3.9% 9/9/2050 (p)		920,000	664,700
Emirate of Dubai 5.25% 1/30/2043 (p)		330,000	318,965
TOTAL UNITED ARAB EMIRATES			3,596,934
URUGUAY - 0.1%
Uruguay Republic 5.1% 6/18/2050		675,000	625,388
Uruguay Republic 5.75% 10/28/2034		300,000	312,900
TOTAL URUGUAY			938,288
UZBEKISTAN - 0.0%
Republic of Uzbekistan 3.7% 11/25/2030 (b)		115,000	97,444
Republic of Uzbekistan 3.9% 10/19/2031 (b)		205,000	171,110
TOTAL UZBEKISTAN			268,554
VENEZUELA - 0.0%
Venezuela Republic 11.95% (i)(p)		1,090,000	219,635
Venezuela Republic 12.75% (i)(p)		190,000	37,810
Venezuela Republic 9.25% (i)		2,395,000	489,778
TOTAL VENEZUELA			747,223
ZAMBIA - 0.0%
Republic of Zambia 0.5% 12/31/2053 (b)		532,254	322,347
Republic of Zambia 5.75% 6/30/2033 (b)(n)		62,669	54,512
TOTAL ZAMBIA			376,859
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $232,352,618)			226,061,401

Non-Convertible Corporate Bonds - 29.1%
		Principal Amount (a)	Value ($)
ANGOLA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Azule Energy Finance Plc 8.125% 1/23/2030 (b)		200,000	200,275
ARGENTINA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Tecpetrol SA 7.625% 1/22/2033 (b)		255,000	257,066
YPF SA 8.25% 1/17/2034 (b)		255,000	253,215

TOTAL ARGENTINA			510,281
AUSTRALIA - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
FMG Resources August 2006 Pty Ltd 4.375% 4/1/2031 (b)		445,000	401,841
FMG Resources August 2006 Pty Ltd 4.5% 9/15/2027 (b)		485,000	470,349
Mineral Resources Ltd 8% 11/1/2027 (b)		280,000	276,632
Mineral Resources Ltd 8.125% 5/1/2027 (b)		960,000	950,663
Mineral Resources Ltd 8.5% 5/1/2030 (b)		210,000	203,112
Mineral Resources Ltd 9.25% 10/1/2028 (b)		515,000	514,945

TOTAL AUSTRALIA			2,817,542
AZERBAIJAN - 0.1%
Energy - 0.1%
Energy Equipment & Services - 0.1%
Southern Gas Corridor CJSC 6.875% 3/24/2026 (b)		1,075,000	1,084,181
BAHRAIN - 0.1%
Energy - 0.1%
Energy Equipment & Services - 0.1%
Bapco Energies BSC Closed 7.5% 10/25/2027 (b)		665,000	683,494
Bapco Energies BSC Closed 8.375% 11/7/2028 (b)		180,000	190,900

TOTAL BAHRAIN			874,394
BELGIUM - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telenet Finance Luxembourg Notes Sarl 5.5% 3/1/2028 (b)		600,000	582,000
BRAZIL - 0.9%
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Minerva Luxembourg SA 8.875% 9/13/2033 (b)		320,000	340,410
NBM US Holdings Inc 6.625% 8/6/2029 (b)		615,000	613,094
			953,504
Food Products - 0.0%
Adecoagro SA 6% 9/21/2027 (b)		145,000	142,872
Marb Bondco PLC 3.95% 1/29/2031 (b)		345,000	297,563
			440,435
TOTAL CONSUMER STAPLES			1,393,939

Energy - 0.1%
Energy Equipment & Services - 0.1%
Guara Norte Sarl 5.198% 6/15/2034 (b)		399,325	374,239
Yinson Boronia Production BV 8.947% 7/31/2042 (b)		644,267	679,574
			1,053,813
Oil, Gas & Consumable Fuels - 0.0%
MC Brazil Downstream Trading SARL 7.25% 6/30/2031 (b)		962,075	786,496
Petrorio Luxembourg Holding Sarl 6.125% 6/9/2026 (b)		230,000	231,265
			1,017,761
TOTAL ENERGY			2,071,574

Financials - 0.0%
Financial Services - 0.0%
Cosan Luxembourg SA 7.25% 6/27/2031 (b)		300,000	315,135
Industrials - 0.1%
Aerospace & Defense - 0.0%
Embraer Netherlands Finance BV 7% 7/28/2030 (b)		320,000	340,723
Passenger Airlines - 0.1%
Azul Secured Finance LLP 11.5% 8/28/2029		635,554	320,955
Azul Secured Finance LLP 11.93% 8/28/2028		320,292	279,054
Azul Secured Finance LLP U.S. SOFR Averages Index + 8.25%, 4.3343% 1/28/2030 pay-in-kind (b)(c)(d)		193,622	216,011
			816,020
TOTAL INDUSTRIALS			1,156,743

Materials - 0.6%
Chemicals - 0.1%
Braskem Netherlands Finance BV 5.875% 1/31/2050 (b)		300,000	205,410
Braskem Netherlands Finance BV 7.25% 2/13/2033 (b)		375,000	348,000
Braskem Netherlands Finance BV 8% 10/15/2034 (b)		225,000	214,751
Braskem Netherlands Finance BV 8.5% 1/12/2031 (b)		595,000	595,893
			1,364,054
Metals & Mining - 0.4%
CSN Inova Ventures 6.75% 1/28/2028 (b)		485,000	462,699
CSN Resources SA 5.875% 4/8/2032 (b)		420,000	340,570
CSN Resources SA 8.875% 12/5/2030 (b)		200,000	197,340
ERO Copper Corp 6.5% 2/15/2030 (b)		415,000	403,109
Nexa Resources SA 6.5% 1/18/2028 (b)		356,000	366,360
Nexa Resources SA 6.75% 4/9/2034 (b)		200,000	207,000
Samarco Mineracao SA 9% 6/30/2031 pay-in-kind (b)(c)		1,272,468	1,234,294
Usiminas International Sarl 7.5% 1/27/2032 (b)		575,000	580,463
Vale Overseas Ltd 6.4% 6/28/2054		515,000	507,533
			4,299,368
Paper & Forest Products - 0.1%
LD Celulose International GmbH 7.95% 1/26/2032 (b)		325,000	334,587
Suzano Austria GmbH 3.75% 1/15/2031		245,000	220,414
Suzano Austria GmbH 5% 1/15/2030		725,000	708,549
			1,263,550
TOTAL MATERIALS			6,926,972

Utilities - 0.0%
Water Utilities - 0.0%
Aegea Finance Sarl 9% 1/20/2031 (b)		200,000	209,800
TOTAL BRAZIL			12,074,163
CANADA - 0.9%
Communication Services - 0.0%
Media - 0.0%
Videotron Ltd 5.125% 4/15/2027 (b)		615,000	613,757
Consumer Discretionary - 0.4%
Hotels, Restaurants & Leisure - 0.3%
1011778 BC ULC / New Red Finance Inc 3.875% 1/15/2028 (b)		570,000	544,786
1011778 BC ULC / New Red Finance Inc 4% 10/15/2030 (b)		2,320,000	2,099,635
1011778 BC ULC / New Red Finance Inc 4.375% 1/15/2028 (b)		560,000	538,542
Ontario Gaming GTA LP/OTG Co-Issuer Inc 8% 8/1/2030 (b)		600,000	596,735
			3,779,698
Household Durables - 0.1%
Brookfield Residential Properties Inc / Brookfield Residential US LLC 4.875% 2/15/2030 (b)		405,000	354,000
TOTAL CONSUMER DISCRETIONARY			4,133,698

Consumer Staples - 0.0%
Household Products - 0.0%
Kronos Acquisition Holdings Inc 8.25% 6/30/2031 (b)		550,000	487,787
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Parkland Corp 4.5% 10/1/2029 (b)		440,000	414,930
Parkland Corp 4.625% 5/1/2030 (b)		550,000	516,167
Parkland Corp 6.625% 8/15/2032 (b)		280,000	279,840
Teine Energy Ltd 6.875% 4/15/2029 (b)		445,000	435,089
			1,646,026
Financials - 0.0%
Insurance - 0.0%
Jones Deslauriers Insurance Management Inc 10.5% 12/15/2030 (b)		175,000	187,391
Sagicor Financial Co Ltd 5.3% 5/13/2028 (b)		480,000	474,516
			661,907
Industrials - 0.2%
Aerospace & Defense - 0.2%
Bombardier Inc 6% 2/15/2028 (b)		280,000	276,315
Bombardier Inc 7.125% 6/15/2026 (b)		146,000	146,028
Bombardier Inc 7.25% 7/1/2031 (b)		280,000	280,952
Bombardier Inc 7.875% 4/15/2027 (b)		457,000	458,732
Bombardier Inc 8.75% 11/15/2030 (b)		430,000	453,349
			1,615,376
Machinery - 0.0%
ATS Corp 4.125% 12/15/2028 (b)		460,000	427,244
Passenger Airlines - 0.0%
Air Canada 3.875% 8/15/2026 (b)		425,000	415,600
TOTAL INDUSTRIALS			2,458,220

Information Technology - 0.1%
Software - 0.1%
Open Text Corp 6.9% 12/1/2027 (b)		530,000	548,551
Open Text Holdings Inc 4.125% 12/1/2031 (b)		245,000	216,361
Open Text Holdings Inc 4.125% 2/15/2030 (b)		300,000	273,586
			1,038,498
Materials - 0.1%
Chemicals - 0.0%
NOVA Chemicals Corp 8.5% 11/15/2028 (b)		385,000	406,580
Containers & Packaging - 0.1%
Cascades Inc/Cascades USA Inc 5.125% 1/15/2026 (b)		300,000	297,265
Cascades Inc/Cascades USA Inc 5.375% 1/15/2028 (b)		300,000	290,719
Intelligent Packaging Ltd Finco Inc / Intelligent Packaging Ltd Co-Issuer LLC 6% 9/15/2028 (b)		255,000	247,698
			835,682
Metals & Mining - 0.0%
Hudbay Minerals Inc 4.5% 4/1/2026 (b)		360,000	354,600
TOTAL MATERIALS			1,596,862

TOTAL CANADA			12,636,755
CHILE - 0.3%
Communication Services - 0.1%
Media - 0.0%
VTR Finance NV 6.375% 7/15/2028 (b)		320,000	304,499
Wireless Telecommunication Services - 0.1%
VTR Comunicaciones SpA 4.375% 4/15/2029 (b)		210,000	187,452
VTR Comunicaciones SpA 5.125% 1/15/2028 (b)		620,000	582,801
			770,253
TOTAL COMMUNICATION SERVICES			1,074,752

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Empresa Nacional del Petroleo 5.95% 7/30/2034 (b)		200,000	201,050
Empresa Nacional del Petroleo 6.15% 5/10/2033 (b)		305,000	311,100
			512,150
Materials - 0.2%
Metals & Mining - 0.2%
Antofagasta PLC 2.375% 10/14/2030 (b)		685,000	589,361
Antofagasta PLC 5.625% 5/13/2032 (b)		260,000	261,786
Corp Nacional del Cobre de Chile 3% 9/30/2029 (b)		105,000	95,970
Corp Nacional del Cobre de Chile 3.15% 1/14/2030 (b)		280,000	254,737
Corp Nacional del Cobre de Chile 3.7% 1/30/2050 (b)		870,000	591,600
Corp Nacional del Cobre de Chile 5.125% 2/2/2033 (b)		290,000	279,270
Corp Nacional del Cobre de Chile 5.95% 1/8/2034 (b)		205,000	207,460
Corp Nacional del Cobre de Chile 6.3% 9/8/2053 (b)		290,000	287,100
Corp Nacional del Cobre de Chile 6.44% 1/26/2036 (b)		205,000	212,790
Corp Nacional del Cobre de Chile 6.78% 1/13/2055 (b)		235,000	242,050
			3,022,124
Paper & Forest Products - 0.0%
Inversiones CMPC SA 3% 4/6/2031 (b)		245,000	213,517
TOTAL MATERIALS			3,235,641

Utilities - 0.0%
Electric Utilities - 0.0%
Chile Electricity Lux Mpc II Sarl 5.58% 10/20/2035 (b)		200,000	199,540
Chile Electricity Lux MPC Sarl 6.01% 1/20/2033 (b)		186,000	190,626
			390,166
TOTAL CHILE			5,212,709
CHINA - 0.3%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
Tencent Holdings Ltd 1.81% 1/26/2026 (b)		240,000	234,499
Tencent Holdings Ltd 2.39% 6/3/2030 (b)		495,000	445,599
Tencent Holdings Ltd 3.975% 4/11/2029 (b)		180,000	176,197
			856,295
Consumer Discretionary - 0.2%
Broadline Retail - 0.2%
Alibaba Group Holding Ltd 2.125% 2/9/2031		300,000	262,170
JD.com Inc 3.375% 1/14/2030		405,000	381,206
Prosus NV 3.061% 7/13/2031 (b)		385,000	330,920
Prosus NV 3.68% 1/21/2030 (b)		370,000	341,192
Prosus NV 4.027% 8/3/2050 (b)		595,000	398,466
Prosus NV 4.193% 1/19/2032 (b)		305,000	277,454
			1,991,408
Hotels, Restaurants & Leisure - 0.0%
Meituan 4.625% 10/2/2029 (b)		280,000	276,484
TOTAL CONSUMER DISCRETIONARY			2,267,892

Information Technology - 0.0%
Technology Hardware, Storage & Peripherals - 0.0%
Lenovo Group Ltd 3.421% 11/2/2030 (b)		485,000	445,249
Lenovo Group Ltd 5.875% 4/24/2025 (p)		200,000	199,944
			645,193
Materials - 0.0%
Chemicals - 0.0%
ENN Clean Energy International Investment Ltd 3.375% 5/12/2026 (b)		420,000	411,571
Utilities - 0.0%
Gas Utilities - 0.0%
ENN Energy Holdings Ltd 4.625% 5/17/2027 (b)		640,000	638,400
TOTAL CHINA			4,819,351
COLOMBIA - 0.5%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Colombia Telecomunicaciones SA ESP 4.95% 7/17/2030 (b)		750,000	671,490
Energy - 0.4%
Energy Equipment & Services - 0.0%
Oleoducto Central SA 4% 7/14/2027 (b)		454,000	437,969
Oil, Gas & Consumable Fuels - 0.4%
Canacol Energy Ltd 5.75% 11/24/2028 (b)		265,000	139,258
Ecopetrol SA 4.625% 11/2/2031		335,000	278,887
Ecopetrol SA 8.375% 1/19/2036		290,000	282,562
Ecopetrol SA 8.875% 1/13/2033		1,420,000	1,462,245
Geopark Ltd 5.5% 1/17/2027 (b)		505,000	489,219
Geopark Ltd 8.75% 1/31/2030 (b)		430,000	404,737
Gran Tierra Energy Inc 9.5% 10/15/2029 (b)		940,000	831,900
			3,888,808
TOTAL ENERGY			4,326,777

Financials - 0.0%
Banks - 0.0%
Bancolombia SA 8.625% 12/24/2034 (c)		295,000	311,889
Materials - 0.0%
Metals & Mining - 0.0%
Aris Mining Corp 8% 10/31/2029 (b)		470,000	477,568
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Enfragen Energia Sur SA 5.375% 12/30/2030 (b)		1,020,000	897,121
Termocandelaria Power SA 7.75% 9/17/2031 (b)		440,000	441,504
			1,338,625
TOTAL COLOMBIA			7,126,349
CONGO DEMOCRATIC REPUBLIC OF - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Ivanhoe Mine Ltd 7.875% 1/23/2030 (b)		425,000	427,924
COSTA RICA - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Liberty Costa Rica Senior Secured Finance 10.875% 1/15/2031 (b)		425,000	454,283
COTE D'IVOIRE - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Endeavour Mining PLC 5% 10/14/2026 (b)		580,000	570,732
CZECH REPUBLIC - 0.0%
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Energo-Pro AS 8.5% 2/4/2027 (b)		465,000	470,813
DOMINICAN REPUBLIC - 0.0%
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Aeropuertos Dominicanos Siglo XXI SA 7% 6/30/2034 (b)		300,000	301,167
FRANCE - 0.7%
Communication Services - 0.6%
Diversified Telecommunication Services - 0.6%
Altice France SA 5.125% 1/15/2029 (b)		135,000	106,056
Altice France SA 5.125% 7/15/2029 (b)		4,845,000	3,795,248
Altice France SA 5.5% 1/15/2028 (b)		1,355,000	1,082,599
Altice France SA 5.5% 10/15/2029 (b)		3,010,000	2,384,990
			7,368,893
Energy - 0.1%
Energy Equipment & Services - 0.1%
Vallourec SACA 7.5% 4/15/2032 (b)		565,000	590,497
Viridien 8.75% 4/1/2027 (b)		590,000	602,910
			1,193,407
TOTAL FRANCE			8,562,300
GEORGIA - 0.0%
Industrials - 0.0%
Ground Transportation - 0.0%
Georgian Railway JSC 4% 6/17/2028 (b)		191,000	168,796
GHANA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Kosmos Energy Ltd 7.5% 3/1/2028 (b)		145,000	135,575
Kosmos Energy Ltd 8.75% 10/1/2031 (b)		1,170,000	1,082,987
Tullow Oil PLC 10.25% 5/15/2026 (b)		845,000	770,006

TOTAL GHANA			1,988,568
GUATEMALA - 0.2%
Communication Services - 0.2%
Wireless Telecommunication Services - 0.2%
CT Trust 5.125% 2/3/2032 (b)		720,000	655,668
Millicom International Cellular SA 4.5% 4/27/2031 (b)		530,000	470,110
Millicom International Cellular SA 7.375% 4/2/2032 (b)		265,000	267,981
			1,393,759
Consumer Staples - 0.0%
Beverages - 0.0%
Cntl Amr Bottling Corp 5.25% 4/27/2029 (b)		600,000	575,400
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Investment Energy Resources Ltd 6.25% 4/26/2029 (b)		485,000	464,994
TOTAL GUATEMALA			2,434,153
HONG KONG - 0.0%
Industrials - 0.0%
Marine Transportation - 0.0%
Seaspan Corp 5.5% 8/1/2029 (b)		425,000	384,588
HUNGARY - 0.0%
Financials - 0.0%
Banks - 0.0%
Magyar Export-Import Bank Zrt 6.125% 12/4/2027 (b)		200,000	203,687
OTP Bank Nyrt 8.75% 5/15/2033 (c)(p)		215,000	228,169
			431,856
Utilities - 0.0%
Electric Utilities - 0.0%
MVM Energetika Zrt 6.5% 3/13/2031 (p)		200,000	204,800
TOTAL HUNGARY			636,656
INDIA - 0.1%
Financials - 0.0%
Consumer Finance - 0.0%
Shriram Finance Ltd 4.15% 7/18/2025 (b)		545,000	540,695
Shriram Finance Ltd 6.625% 4/22/2027 (b)		230,000	230,575
			771,270
Health Care - 0.0%
Biotechnology - 0.0%
Biocon Biologics Global PLC 6.67% 10/9/2029 (b)		485,000	455,150
Information Technology - 0.1%
IT Services - 0.1%
CA Magnum Holdings 5.375% 10/31/2026 (b)		955,000	938,001
TOTAL INDIA			2,164,421
INDONESIA - 0.2%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Medco Laurel Tree Pte Ltd 6.95% 11/12/2028 (b)		640,000	629,568
Medco Maple Tree Pte Ltd 8.96% 4/27/2029 (b)		550,000	565,675
Pertamina Persero PT 4.175% 1/21/2050 (b)		240,000	176,700
			1,371,943
Materials - 0.1%
Metals & Mining - 0.1%
Freeport Indonesia PT 4.763% 4/14/2027 (b)		225,000	223,537
Freeport Indonesia PT 5.315% 4/14/2032 (b)		450,000	441,567
Freeport Indonesia PT 6.2% 4/14/2052 (b)		265,000	257,713
Indonesia Asahan Aluminium PT / Mineral Industri Indonesia Persero PT 5.45% 5/15/2030 (b)		880,000	884,928
			1,807,745
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Pertamina Geothermal Energy PT 5.15% 4/27/2028 (b)		205,000	204,744
TOTAL INDONESIA			3,384,432
ISRAEL - 0.3%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Energean Israel Finance Ltd 4.875% 3/30/2026 (b)(p)		615,000	607,405
Energean Israel Finance Ltd 8.5% 9/30/2033 (b)(p)		200,000	205,717
Energean PLC 6.5% 4/30/2027 (b)		550,000	539,688
Leviathan Bond Ltd 6.125% 6/30/2025 (b)(p)		495,000	494,168
			1,846,978
Health Care - 0.1%
Pharmaceuticals - 0.1%
Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/2027		555,000	546,478
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029		275,000	268,692
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029		850,000	914,217
			1,729,387
Utilities - 0.0%
Electric Utilities - 0.0%
Israel Electric Corp Ltd 3.75% 2/22/2032 (b)(p)		295,000	262,845
TOTAL ISRAEL			3,839,210
JAMAICA - 0.0%
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Kingston Airport Revenue Finance Ltd 6.75% 12/15/2036 (b)		215,000	215,871
KAZAKHSTAN - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
KazMunayGas National Co JSC 3.5% 4/14/2033 (b)		335,000	282,238
KazMunayGas National Co JSC 5.375% 4/24/2030 (b)		165,000	162,806
KazMunayGas National Co JSC 5.75% 4/19/2047 (b)		170,000	148,537
Tengizchevroil Finance Co International Ltd 3.25% 8/15/2030 (b)		650,000	567,165

TOTAL KAZAKHSTAN			1,160,746
KOREA (SOUTH) - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
POSCO 5.75% 1/17/2028 (b)		420,000	430,646
POSCO 5.875% 1/17/2033 (b)		200,000	207,966

TOTAL KOREA (SOUTH)			638,612
KUWAIT - 0.1%
Materials - 0.1%
Chemicals - 0.1%
EQUATE Petrochemical Co KSC 4.25% 11/3/2026 (b)		235,000	232,363
MEGlobal BV 2.625% 4/28/2028 (b)		275,000	256,102
MEGlobal Canada ULC 5% 5/18/2025 (b)		445,000	444,658

TOTAL KUWAIT			933,123
LUXEMBOURG - 0.2%
Communication Services - 0.1%
Media - 0.1%
Altice Financing SA 5% 1/15/2028 (b)		990,000	742,823
Altice Financing SA 5.75% 8/15/2029 (b)		1,190,000	870,466
			1,613,289
Information Technology - 0.1%
Software - 0.1%
ION Trading Technologies Sarl 5.75% 5/15/2028 (b)		575,000	535,020
ION Trading Technologies Sarl 9.5% 5/30/2029 (b)		415,000	411,767
			946,787
Materials - 0.0%
Metals & Mining - 0.0%
Algoma Steel Sca 0% 12/31/2049 (g)		102,200	0
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
SELP Finance Sarl 0.875% 5/27/2029 (p)	EUR	248,000	243,379
TOTAL LUXEMBOURG			2,803,455
MACAU - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Studio City Finance Ltd 5% 1/15/2029 (b)		320,000	288,064
MALAYSIA - 0.1%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
GENM Capital Labuan Ltd 3.882% 4/19/2031 (b)		595,000	531,781
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Petronas Capital Ltd 3.404% 4/28/2061 (b)		500,000	326,563
Petronas Capital Ltd 3.5% 4/21/2030 (b)		230,000	216,660
			543,223
Industrials - 0.1%
Marine Transportation - 0.1%
MISC Capital Two Labuan Ltd 3.625% 4/6/2025 (b)		360,000	359,928
MISC Capital Two Labuan Ltd 3.75% 4/6/2027 (b)		570,000	559,506
			919,434
TOTAL MALAYSIA			1,994,438
MAURITIUS - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Axian Telecom 7.375% 2/16/2027 (b)		525,000	528,117
MEXICO - 1.0%
Communication Services - 0.0%
Media - 0.0%
TV Azteca SAB de CV 8.25% (i)(p)		1,500,000	540,000
Consumer Discretionary - 0.1%
Automobile Components - 0.0%
Metalsa Sapi De Cv 3.75% 5/4/2031 (b)		455,000	363,004
Hotels, Restaurants & Leisure - 0.1%
Bimbo Bakeries USA Inc 6.4% 1/15/2034 (b)		400,000	425,216
TOTAL CONSUMER DISCRETIONARY			788,220

Consumer Staples - 0.0%
Food Products - 0.0%
Gruma SAB de CV 5.761% 12/9/2054 (b)		475,000	454,328
Energy - 0.6%
Energy Equipment & Services - 0.0%
Borr IHC Ltd / Borr Finance LLC 10% 11/15/2028 (b)		403,171	381,352
Borr IHC Ltd / Borr Finance LLC 10.375% 11/15/2030 (b)		137,961	128,131
			509,483
Oil, Gas & Consumable Fuels - 0.6%
FEL Energy VI SARL 5.75% 12/1/2040 (b)		247,172	230,364
Petroleos Mexicanos 6.5% 6/2/2041		170,000	119,841
Petroleos Mexicanos 6.625% 6/15/2035		1,965,000	1,567,088
Petroleos Mexicanos 6.7% 2/16/2032		821,000	720,345
Petroleos Mexicanos 6.75% 9/21/2047		798,000	544,994
Petroleos Mexicanos 6.875% 8/4/2026		555,000	552,003
Petroleos Mexicanos 6.95% 1/28/2060		535,000	362,677
Petroleos Mexicanos 7.69% 1/23/2050		3,753,000	2,802,928
			6,900,240
TOTAL ENERGY			7,409,723

Financials - 0.0%
Banks - 0.0%
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX 5.25% 9/10/2029 (b)		440,000	438,944
Industrials - 0.0%
Industrial Conglomerates - 0.0%
KUO SAB De CV 5.75% 7/7/2027 (b)		585,000	575,859
Materials - 0.2%
Chemicals - 0.2%
Braskem Idesa SAPI 6.99% 2/20/2032 (b)		305,000	228,140
Braskem Idesa SAPI 7.45% 11/15/2029 (b)		600,000	486,000
Orbia Advance Corp SAB de CV 1.875% 5/11/2026 (b)		630,000	605,802
Orbia Advance Corp SAB de CV 2.875% 5/11/2031 (b)		340,000	282,498
			1,602,440
Metals & Mining - 0.0%
Fresnillo PLC 4.25% 10/2/2050 (b)		360,000	262,238
TOTAL MATERIALS			1,864,678

Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Buffalo Energy Mexico Holdings / Buffalo Energy Infrastructure / Buffalo Energy 7.875% 2/15/2039 (b)		490,000	499,359
Saavi Energia Sarl 8.875% 2/10/2035 (b)		740,000	745,550
			1,244,909
TOTAL MEXICO			13,316,661
MOROCCO - 0.1%
Materials - 0.1%
Chemicals - 0.1%
OCP SA 3.75% 6/23/2031 (b)		365,000	323,938
OCP SA 5.125% 6/23/2051 (b)		305,000	232,056
OCP SA 6.75% 5/2/2034 (b)		255,000	261,694
OCP SA 6.875% 4/25/2044 (b)		325,000	316,063
OCP SA 7.5% 5/2/2054 (b)		200,000	203,749

TOTAL MOROCCO			1,337,500
NETHERLANDS - 0.1%
Communication Services - 0.1%
Media - 0.1%
VZ Secured Financing BV 5% 1/15/2032 (b)		1,105,000	960,161
Ziggo BV 4.875% 1/15/2030 (b)		430,000	393,896

TOTAL NETHERLANDS			1,354,057
NIGERIA - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
IHS Holding Ltd 7.875% 5/29/2030 (b)		465,000	460,351
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
SEPLAT Energy PLC 7.75% 4/1/2026 (b)		115,000	114,856
SEPLAT Energy PLC 9.125% 3/21/2030 (b)		280,000	278,569
			393,425
Information Technology - 0.0%
Communications Equipment - 0.0%
IHS Netherlands Holdco BV 8% 9/18/2027 (b)		268,115	268,249
TOTAL NIGERIA			1,122,025
NORWAY - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
Seadrill Finance Ltd 8.375% 8/1/2030 (b)		595,000	594,578
PANAMA - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
Sable International Finance Ltd 7.125% 10/15/2032 (b)		540,000	519,480
Media - 0.1%
Telecomunicaciones Digitales SA 4.5% 1/30/2030 (b)		1,020,000	928,200
Wireless Telecommunication Services - 0.0%
C&W Senior Finance Ltd 9% 1/15/2033 (b)		470,000	462,298
TOTAL COMMUNICATION SERVICES			1,909,978

Industrials - 0.0%
Air Freight & Logistics - 0.0%
Aeropuerto Internacional de Tocumen SA 5.125% 8/11/2061 (b)		205,000	144,525
TOTAL PANAMA			2,054,503
PARAGUAY - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telefonica Celular del Paraguay SA 5.875% 4/15/2027 (b)		365,000	361,624
PERU - 0.2%
Consumer Staples - 0.0%
Food Products - 0.0%
Camposol SA 6% 2/3/2027 (b)		385,000	378,494
Financials - 0.0%
Banks - 0.0%
Banco de Credito del Peru S.A. 5.8% 3/10/2035 (b)(c)		485,000	481,760
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Auna SA 10% 12/15/2029 (b)		286,000	308,754
Materials - 0.2%
Metals & Mining - 0.2%
Cia de Minas Buenaventura SAA 5.5% 7/23/2026 (b)		400,000	399,000
Cia de Minas Buenaventura SAA 6.8% 2/4/2032 (b)		370,000	374,810
Volcan Cia Minera SAA 8.75% 1/24/2030 (b)		494,000	485,642
			1,259,452
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Niagara Energy SAC 5.746% 10/3/2034 (b)		495,000	489,555
TOTAL PERU			2,918,015
POLAND - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
ORLEN SA 6% 1/30/2035 (b)		470,000	481,721
PUERTO RICO - 0.0%
Communication Services - 0.0%
Media - 0.0%
Lcpr Senior Secured Financing Dac 5.125% 7/15/2029 (b)		405,000	299,375
QATAR - 0.3%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Ooredoo International Finance Ltd 2.625% 4/8/2031 (b)		385,000	341,688
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
QatarEnergy 1.375% 9/12/2026 (b)		900,000	858,960
QatarEnergy 2.25% 7/12/2031 (b)		1,255,000	1,082,638
QatarEnergy 3.125% 7/12/2041 (b)		1,235,000	921,458
QatarEnergy 3.3% 7/12/2051 (b)		930,000	641,412
			3,504,468
TOTAL QATAR			3,846,156
RUSSIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
TMK OAO Via TMK Capital SA loan participation 4.3% (g)(i)(p)		400,000	59,999
SAUDI ARABIA - 0.8%
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
EIG Pearl Holdings Sarl 3.545% 8/31/2036 (b)		1,335,105	1,172,806
SA Global Sukuk Ltd 1.602% 6/17/2026 (b)		775,000	746,180
Saudi Arabian Oil Co 2.25% 11/24/2030 (b)		1,010,000	881,781
Saudi Arabian Oil Co 3.25% 11/24/2050 (b)		800,000	521,432
Saudi Arabian Oil Co 3.5% 11/24/2070 (b)		460,000	283,774
Saudi Arabian Oil Co 3.5% 4/16/2029 (b)		1,400,000	1,333,724
Saudi Arabian Oil Co 4.25% 4/16/2039 (b)		1,705,000	1,486,556
Saudi Arabian Oil Co 4.375% 4/16/2049 (b)		215,000	173,881
Saudi Arabian Oil Co 5.875% 7/17/2064 (b)		200,000	186,575
			6,786,709
Financials - 0.0%
Financial Services - 0.0%
Gaci First Investment Co 5.25% 10/13/2032 (p)		315,000	315,677
Industrials - 0.2%
Construction & Engineering - 0.2%
Greensaif Pipelines Bidco Sarl 5.8528% 2/23/2036 (b)		510,000	516,232
Greensaif Pipelines Bidco Sarl 6.1027% 8/23/2042 (b)		380,000	380,832
Greensaif Pipelines Bidco Sarl 6.129% 2/23/2038 (b)		1,015,000	1,040,061
Greensaif Pipelines Bidco Sarl 6.51% 2/23/2042 (b)		305,000	318,248
			2,255,373
Materials - 0.1%
Chemicals - 0.1%
Ma'aden Sukuk Ltd 5.25% 2/13/2030 (b)		585,000	591,891
TOTAL SAUDI ARABIA			9,949,650
SERBIA - 0.0%
Consumer Discretionary - 0.0%
Distributors - 0.0%
Telecommunications co Telekom Srbija AD Belgrade 7% 10/28/2029 (b)		465,000	463,653
SOUTH AFRICA - 0.2%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Liquid Telecommunications Financing Plc 5.5% 9/4/2026 (b)		830,000	718,988
Wireless Telecommunication Services - 0.0%
MTN Mauritius Investments Ltd 6.5% 10/13/2026 (b)		315,000	318,052
TOTAL COMMUNICATION SERVICES			1,037,040

Materials - 0.1%
Chemicals - 0.1%
Sasol Financing USA LLC 4.375% 9/18/2026		795,000	767,851
Sasol Financing USA LLC 5.5% 3/18/2031		200,000	168,065
Sasol Financing USA LLC 8.75% 5/3/2029 (b)		200,000	200,961
			1,136,877
Utilities - 0.0%
Electric Utilities - 0.0%
Eskom Holdings SOC Ltd 6.35% 8/10/2028 (b)		590,000	586,684
Eskom Holdings SOC Ltd 8.45% 8/10/2028 (b)		240,000	247,500
			834,184
TOTAL SOUTH AFRICA			3,008,101
SPAIN - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Grifols SA 4.75% 10/15/2028 (b)		280,000	258,527
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/2028 (b)		370,000	347,867
TOTAL SPAIN			606,394
SWITZERLAND - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Consolidated Energy Finance SA 12% 2/15/2031 (b)		450,000	448,922
THAILAND - 0.0%
Financials - 0.0%
Financial Services - 0.0%
PTT Treasury Center Co Ltd 3.7% 7/16/2070 (b)		230,000	154,627
TURKEY - 0.1%
Financials - 0.0%
Banks - 0.0%
Turkiye Ihracat Kredi Bankasi AS 9% 1/28/2027 (b)		305,000	316,723
Industrials - 0.0%
Building Products - 0.0%
Sisecam UK PLC 8.625% 5/2/2032 (b)		375,000	375,026
Materials - 0.1%
Metals & Mining - 0.1%
Eldorado Gold Corp 6.25% 9/1/2029 (b)		420,000	412,210
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Aydem Yenilenebilir Enerji AS 7.75% 2/2/2027 (b)		333,000	330,612
TOTAL TURKEY			1,434,571
UKRAINE - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
NAK Naftogaz Ukraine via Kondor Finance PLC loan participation 7.625% 11/8/2028 pay-in-kind (b)		268,539	213,488
NAK Naftogaz Ukraine via Kondor Finance PLC loan participation 7.65% 7/19/2025 pay-in-kind (p)		323,543	310,601

TOTAL UKRAINE			524,089
UNITED ARAB EMIRATES - 0.5%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Adnoc Murban Rsc Ltd 5.125% 9/11/2054 (b)		375,000	341,835
Galaxy Pipeline Assets Bidco Ltd 2.16% 3/31/2034 (b)		442,314	388,082
Galaxy Pipeline Assets Bidco Ltd 2.625% 3/31/2036 (b)		1,210,000	1,018,699
			1,748,616
Financials - 0.2%
Financial Services - 0.2%
Abu Dhabi Developmental Holding Co PJSC 5.25% 10/2/2054 (b)		470,000	437,497
Abu Dhabi Developmental Holding Co PJSC 5.5% 5/8/2034 (b)		230,000	237,829
MDGH GMTN RSC Ltd 2.875% 11/7/2029 (b)		530,000	489,879
MDGH GMTN RSC Ltd 4.375% 11/22/2033 (b)		305,000	290,341
MDGH GMTN RSC Ltd 5.084% 5/22/2053 (b)		345,000	319,353
MDGH GMTN RSC Ltd Series 1, 5.5% 4/28/2033 (b)		300,000	310,137
Sobha Sukuk Ltd 8.75% 7/17/2028 (p)		235,000	240,410
			2,325,446
Industrials - 0.1%
Transportation Infrastructure - 0.1%
DP World Crescent Ltd 3.7495% 1/30/2030 (b)		425,000	404,016
DP World Ltd/United Arab Emirates 5.625% 9/25/2048 (b)		400,000	382,000
			786,016
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Aldar Properties PJSC 6.6227% 4/15/2055 (c)(p)		355,000	359,881
Alpha Star Holding VIII Ltd 8.375% 4/12/2027 (p)		245,000	254,417
			614,298
Utilities - 0.1%
Multi-Utilities - 0.1%
Abu Dhabi National Energy Co PJSC 4% 10/3/2049 (b)		448,000	353,974
Abu Dhabi National Energy Co PJSC 4.375% 1/24/2029 (b)		315,000	311,119
Abu Dhabi National Energy Co PJSC 4.696% 4/24/2033 (b)		350,000	344,246
Abu Dhabi National Energy Co PJSC 4.75% 3/9/2037 (b)		470,000	449,673
Abu Dhabi National Energy Co PJSC 4.875% 4/23/2030 (b)		195,000	196,035
			1,655,047
TOTAL UNITED ARAB EMIRATES			7,129,423
UNITED KINGDOM - 0.5%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
Vmed O2 UK Financing I PLC 4.75% 7/15/2031 (b)		995,000	864,544
Consumer Discretionary - 0.1%
Automobile Components - 0.1%
Macquarie Airfinance Holdings Ltd 6.4% 3/26/2029 (b)		195,000	201,556
Macquarie Airfinance Holdings Ltd 6.5% 3/26/2031 (b)		295,000	307,187
Macquarie Airfinance Holdings Ltd 8.125% 3/30/2029 (b)		435,000	456,515
			965,258
Automobiles - 0.0%
Mclaren Finance PLC 7.5% 8/1/2026 (b)		390,000	386,587
TOTAL CONSUMER DISCRETIONARY			1,351,845

Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
EG Global Finance PLC 12% 11/30/2028 (b)		4,410,000	4,882,982
Health Care - 0.0%
Health Care Providers & Services - 0.0%
180 Medical Inc 3.875% 10/15/2029 (b)		300,000	279,966
Industrials - 0.0%
Aerospace & Defense - 0.0%
Rolls-Royce PLC 5.75% 10/15/2027 (b)		650,000	665,192
Materials - 0.0%
Metals & Mining - 0.0%
Celtic Resources Holdings DAC 4.125% (b)(g)(i)		445,000	63,795
TOTAL UNITED KINGDOM			8,108,324
UNITED STATES - 19.6%
Communication Services - 1.4%
Diversified Telecommunication Services - 0.1%
Frontier Communications Holdings LLC 5% 5/1/2028 (b)		1,165,000	1,149,433
Frontier Communications Holdings LLC 5.875% 10/15/2027 (b)		620,000	619,301
Qwest Corp 7.25% 9/15/2025		35,000	35,104
			1,803,838
Entertainment - 0.1%
ROBLOX Corp 3.875% 5/1/2030 (b)		1,160,000	1,055,186
Media - 1.2%
DISH Network Corp 11.75% 11/15/2027 (b)		2,920,000	3,074,984
EchoStar Corp 10.75% 11/30/2029		7,472,195	7,836,562
EchoStar Corp 6.75% 11/30/2030 pay-in-kind (c)		2,168,993	1,968,011
Scripps Escrow II Inc 3.875% 1/15/2029 (b)		165,000	129,555
Sirius XM Radio LLC 3.875% 9/1/2031 (b)		570,000	487,461
Sirius XM Radio LLC 4% 7/15/2028 (b)		580,000	541,142
Sirius XM Radio LLC 5% 8/1/2027 (b)		485,000	473,864
Univision Communications Inc 4.5% 5/1/2029 (b)		570,000	503,611
Univision Communications Inc 7.375% 6/30/2030 (b)		2,520,000	2,407,525
Univision Communications Inc 8.5% 7/31/2031 (b)		980,000	957,597
			18,380,312
TOTAL COMMUNICATION SERVICES			21,239,336

Consumer Discretionary - 2.3%
Automobile Components - 0.2%
Adient Global Holdings Ltd 7% 4/15/2028 (b)		300,000	300,611
Clarios Global LP / Clarios US Finance Co 6.75% 5/15/2028 (b)		600,000	608,452
Dana Inc 4.5% 2/15/2032		410,000	373,353
Hertz Corp/The 12.625% 7/15/2029 (b)		130,000	117,387
Hertz Corp/The 5.5% (b)(g)(i)		650,000	39,000
Hertz Corp/The 6% (b)(g)(i)		575,000	112,125
Hertz Corp/The 6.25% (g)(i)		670,000	48,575
Hertz Corp/The 7.125% (b)(g)(i)		620,000	111,600
Nesco Holdings II Inc 5.5% 4/15/2029 (b)		715,000	659,892
			2,370,995
Broadline Retail - 0.1%
ANGI Group LLC 3.875% 8/15/2028 (b)		335,000	303,998
Wayfair LLC 7.25% 10/31/2029 (b)		610,000	584,138
			888,136
Distributors - 0.0%
Windsor Holdings III LLC 8.5% 6/15/2030 (b)		295,000	304,405
Diversified Consumer Services - 0.2%
Adtalem Global Education Inc 5.5% 3/1/2028 (b)		420,000	413,687
Service Corp International/US 4% 5/15/2031		570,000	516,260
TKC Holdings Inc 6.875% 5/15/2028 (b)		950,000	943,856
WASH Multifamily Acquisition Inc 5.75% 4/15/2026 (b)		475,000	470,783
			2,344,586
Hotels, Restaurants & Leisure - 1.2%
Bloomin' Brands Inc / OSI Restaurant Partners LLC 5.125% 4/15/2029 (b)		270,000	232,688
Boyd Gaming Corp 4.75% 6/15/2031 (b)		715,000	659,431
Carnival Corp 4% 8/1/2028 (b)		3,420,000	3,271,914
Carnival Corp 7% 8/15/2029 (b)		300,000	313,798
Carnival Corp 7.625% 3/1/2026 (b)		1,070,000	1,070,314
Churchill Downs Inc 5.75% 4/1/2030 (b)		725,000	709,144
Churchill Downs Inc 6.75% 5/1/2031 (b)		600,000	604,727
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 4.625% 1/15/2029 (b)		1,175,000	1,082,182
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 6.75% 1/15/2030 (b)		1,600,000	1,383,356
Hilton Domestic Operating Co Inc 3.75% 5/1/2029 (b)		330,000	307,836
Hilton Domestic Operating Co Inc 4% 5/1/2031 (b)		500,000	452,809
Hilton Domestic Operating Co Inc 4.875% 1/15/2030		975,000	942,902
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp 4.875% 4/1/2027		435,000	431,384
Jacobs Entertainment Inc 6.75% 2/15/2029 (b)		395,000	379,054
Light & Wonder International Inc 7.5% 9/1/2031 (b)		295,000	302,192
MGM Resorts International 4.75% 10/15/2028		665,000	640,334
Mohegan Tribal Gaming Authority / MS Digital Entertainment Holdings LLC 8.25% 4/15/2030 (b)(e)		795,000	781,292
NCL Corp Ltd 5.875% 2/15/2027 (b)		550,000	549,249
Neogen Food Safety Corp 8.625% 7/20/2030 (b)		260,000	273,753
Papa John's International Inc 3.875% 9/15/2029 (b)		255,000	238,926
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp 5.625% 9/1/2029 (b)		510,000	374,850
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp 5.875% 9/1/2031 (b)		110,000	72,875
Royal Caribbean Cruises Ltd 5.375% 7/15/2027 (b)		415,000	413,376
Royal Caribbean Cruises Ltd 6.25% 3/15/2032 (b)		565,000	570,102
SeaWorld Parks & Entertainment Inc 5.25% 8/15/2029 (b)		560,000	530,499
Station Casinos LLC 4.625% 12/1/2031 (b)		410,000	368,394
VOC Escrow Ltd 5% 2/15/2028 (b)		990,000	965,701
Yum! Brands Inc 4.625% 1/31/2032		590,000	550,349
			18,473,431
Household Durables - 0.2%
Ashton Woods USA LLC / Ashton Woods Finance Co 4.625% 4/1/2030 (b)		410,000	370,726
Century Communities Inc 3.875% 8/15/2029 (b)		420,000	378,460
LGI Homes Inc 8.75% 12/15/2028 (b)		285,000	297,021
Somnigroup International Inc 3.875% 10/15/2031 (b)		735,000	645,337
Somnigroup International Inc 4% 4/15/2029 (b)		790,000	733,687
TopBuild Corp 3.625% 3/15/2029 (b)		305,000	282,146
Tri Pointe Homes Inc 5.7% 6/15/2028		865,000	861,285
			3,568,662
Specialty Retail - 0.4%
Asbury Automotive Group Inc 4.5% 3/1/2028		184,000	177,151
Asbury Automotive Group Inc 4.625% 11/15/2029 (b)		450,000	421,698
Asbury Automotive Group Inc 4.75% 3/1/2030		184,000	172,106
Asbury Automotive Group Inc 5% 2/15/2032 (b)		485,000	439,837
Bath & Body Works Inc 6.625% 10/1/2030 (b)		925,000	937,900
Bath & Body Works Inc 6.75% 7/1/2036		870,000	867,093
Bath & Body Works Inc 7.5% 6/15/2029		500,000	509,816
LBM Acquisition LLC 6.25% 1/15/2029 (b)		900,000	766,439
LCM Investments Holdings II LLC 8.25% 8/1/2031 (b)		355,000	368,450
Petsmart Inc / Petsmart Finance Corp 4.75% 2/15/2028 (b)		610,000	570,495
Petsmart Inc / Petsmart Finance Corp 7.75% 2/15/2029 (b)		445,000	408,678
Wand NewCo 3 Inc 7.625% 1/30/2032 (b)		565,000	578,191
			6,217,854
Textiles, Apparel & Luxury Goods - 0.0%
Crocs Inc 4.125% 8/15/2031 (b)		280,000	246,917
Crocs Inc 4.25% 3/15/2029 (b)		435,000	404,362
Kontoor Brands Inc 4.125% 11/15/2029 (b)		240,000	220,525
			871,804
TOTAL CONSUMER DISCRETIONARY			35,039,873

Consumer Staples - 1.3%
Beverages - 0.0%
Primo Water Holdings Inc / Triton Water Holdings Inc 6.25% 4/1/2029 (b)		315,000	314,075
Consumer Staples Distribution & Retail - 0.7%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 3.5% 3/15/2029 (b)		525,000	483,161
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 4.625% 1/15/2027 (b)		1,310,000	1,290,529
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 4.875% 2/15/2030 (b)		5,365,000	5,125,496
C&S Group Enterprises LLC 5% 12/15/2028 (b)		510,000	426,054
KeHE Distributors LLC / KeHE Finance Corp / NextWave Distribution Inc 9% 2/15/2029 (b)		1,595,000	1,640,626
Performance Food Group Inc 4.25% 8/1/2029 (b)		400,000	374,055
Performance Food Group Inc 5.5% 10/15/2027 (b)		475,000	470,461
US Foods Inc 7.25% 1/15/2032 (b)		290,000	301,454
			10,111,836
Food Products - 0.6%
Chobani LLC / Chobani Finance Corp Inc 4.625% 11/15/2028 (b)		375,000	360,827
Darling Ingredients Inc 6% 6/15/2030 (b)		675,000	670,909
Fiesta Purchaser Inc 7.875% 3/1/2031 (b)		535,000	552,369
Fiesta Purchaser Inc 9.625% 9/15/2032 (b)		340,000	349,396
Lamb Weston Holdings Inc 4.125% 1/31/2030 (b)		555,000	516,979
Lamb Weston Holdings Inc 4.375% 1/31/2032 (b)		275,000	251,201
Post Holdings Inc 4.5% 9/15/2031 (b)		1,215,000	1,100,414
Post Holdings Inc 4.625% 4/15/2030 (b)		3,850,000	3,595,375
Post Holdings Inc 5.5% 12/15/2029 (b)		1,085,000	1,054,611
Simmons Foods Inc/Simmons Prepared Foods Inc/Simmons Pet Food Inc/Simmons Feed 4.625% 3/1/2029 (b)		430,000	398,628
			8,850,709
Household Products - 0.0%
Spectrum Brands Inc 3.875% 3/15/2031 (b)		103,000	87,733
Personal Care Products - 0.0%
BellRing Brands Inc 7% 3/15/2030 (b)		685,000	707,767
TOTAL CONSUMER STAPLES			20,072,120

Energy - 2.9%
Energy Equipment & Services - 0.3%
Diamond Foreign Asset Co / Diamond Finance LLC 8.5% 10/1/2030 (b)		290,000	297,179
Nabors Industries Inc 9.125% 1/31/2030 (b)		575,000	575,192
Nabors Industries Ltd 7.5% 1/15/2028 (b)		510,000	469,450
Noble Finance II LLC 8% 4/15/2030 (b)		300,000	299,824
Nustar Logistics LP 6% 6/1/2026		640,000	642,801
Transocean Inc 8% 2/1/2027 (b)		381,000	379,570
Transocean Inc 8.25% 5/15/2029 (b)		205,000	200,216
Transocean Inc 8.5% 5/15/2031 (b)		205,000	199,195
Transocean Inc 8.75% 2/15/2030 (b)		1,180,000	1,225,541
Transocean Titan Financing Ltd 8.375% 2/1/2028 (b)		561,857	573,965
Valaris Ltd 8.375% 4/30/2030 (b)		295,000	295,338
			5,158,271
Oil, Gas & Consumable Fuels - 2.6%
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.375% 6/15/2029 (b)		430,000	420,310
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.75% 1/15/2028 (b)		955,000	950,278
California Resources Corp 8.25% 6/15/2029 (b)		275,000	279,474
Chesapeake Energy Corp 7% (g)(i)		360,000	0
Chesapeake Energy Corp 8% (g)(i)		115,000	0
Chesapeake Energy Corp 8% (g)(i)		180,000	0
CITGO Petroleum Corp 6.375% 6/15/2026 (b)		470,000	468,942
CITGO Petroleum Corp 8.375% 1/15/2029 (b)		1,280,000	1,302,606
Civitas Resources Inc 8.625% 11/1/2030 (b)		580,000	598,370
CNX Midstream Partners LP 4.75% 4/15/2030 (b)		295,000	274,638
CNX Resources Corp 6% 1/15/2029 (b)		315,000	311,023
CNX Resources Corp 7.375% 1/15/2031 (b)		295,000	299,792
Comstock Resources Inc 5.875% 1/15/2030 (b)		1,525,000	1,440,215
Comstock Resources Inc 6.75% 3/1/2029 (b)		1,030,000	1,007,382
CQP Holdco LP / BIP-V Chinook Holdco LLC 5.5% 6/15/2031 (b)		1,265,000	1,213,584
CQP Holdco LP / BIP-V Chinook Holdco LLC 7.5% 12/15/2033 (b)		760,000	800,781
CrownRock LP / CrownRock Finance Inc 5% 5/1/2029 (b)		245,000	248,785
CVR CHC LP 5.75% 2/15/2028 (b)		2,320,000	2,162,411
CVR CHC LP 8.5% 1/15/2029 (b)		2,000,000	1,920,202
DT Midstream Inc 4.125% 6/15/2029 (b)		430,000	404,688
DT Midstream Inc 4.375% 6/15/2031 (b)		430,000	395,517
Energy Transfer LP 5.5% 6/1/2027		860,000	873,614
Energy Transfer LP 5.625% 5/1/2027 (b)		2,960,000	2,956,971
Energy Transfer LP 6% 2/1/2029 (b)		2,415,000	2,455,548
Expand Energy Corp 5.375% 3/15/2030		560,000	555,905
Expand Energy Corp 5.875% 2/1/2029 (b)		310,000	309,452
Expand Energy Corp 6.75% 4/15/2029 (b)		440,000	445,521
Global Partners LP / GLP Finance Corp 8.25% 1/15/2032 (b)		355,000	364,926
Hess Midstream Operations LP 4.25% 2/15/2030 (b)		460,000	432,761
Hess Midstream Operations LP 5.125% 6/15/2028 (b)		595,000	585,758
Hess Midstream Operations LP 5.5% 10/15/2030 (b)		275,000	269,268
HF Sinclair Corp 5% 2/1/2028		400,000	398,487
HF Sinclair Corp 6.375% 4/15/2027		164,000	166,136
Hilcorp Energy I LP / Hilcorp Finance Co 6.25% 11/1/2028 (b)		590,000	589,442
Howard Midstream Energy Partners LLC 8.875% 7/15/2028 (b)		740,000	771,586
Kinetik Holdings LP 5.875% 6/15/2030 (b)		425,000	420,573
Moss Creek Resources Holdings Inc 8.25% 9/1/2031 (b)		280,000	273,022
Murphy Oil USA Inc 4.75% 9/15/2029		370,000	353,866
Murphy Oil USA Inc 5.625% 5/1/2027		305,000	303,733
NGPL PipeCo LLC 4.875% 8/15/2027 (b)		150,000	149,642
Northern Oil & Gas Inc 8.125% 3/1/2028 (b)		290,000	290,747
Northern Oil & Gas Inc 8.75% 6/15/2031 (b)		590,000	601,774
Occidental Petroleum Corp 7.2% 3/15/2029		240,000	255,482
ONEOK Inc 6.5% 9/1/2030 (b)		895,000	949,490
PBF Holding Co LLC / PBF Finance Corp 6% 2/15/2028		1,445,000	1,343,909
PBF Holding Co LLC / PBF Finance Corp 7.875% 9/15/2030 (b)		870,000	761,932
Permian Resources Operating LLC 5.875% 7/1/2029 (b)		405,000	398,925
Sitio Royalties Operating Partnership LP / Sitio Finance Corp 7.875% 11/1/2028 (b)		720,000	741,105
SM Energy Co 6.625% 1/15/2027		1,125,000	1,122,123
SM Energy Co 6.75% 9/15/2026		250,000	249,886
Sunoco LP / Sunoco Finance Corp 4.5% 4/30/2030		555,000	519,025
Sunoco LP / Sunoco Finance Corp 4.5% 5/15/2029		605,000	572,959
Sunoco LP / Sunoco Finance Corp 7% 9/15/2028 (b)		290,000	296,756
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 5.5% 1/15/2028 (b)		30,000	29,199
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 3/1/2027 (b)		300,000	298,399
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 9/1/2031 (b)		540,000	510,492
Talos Production Inc 9% 2/1/2029 (b)		250,000	256,885
Talos Production Inc 9.375% 2/1/2031 (b)		285,000	289,977
Targa Resources Partners LP / Targa Resources Partners Finance Corp 4.875% 2/1/2031		625,000	611,828
Unit Corp 0% 12/1/2029 (Escrow) (g)		120,000	0
Venture Global Calcasieu 3.875% 8/15/2029 (b)		355,000	328,625
Venture Global Calcasieu 4.125% 8/15/2031 (b)		355,000	322,553
Venture Global Calcasieu 6.25% 1/15/2030 (b)		1,195,000	1,212,868
			39,140,148
TOTAL ENERGY			44,298,419

Financials - 2.3%
Capital Markets - 0.3%
AssuredPartners Inc 5.625% 1/15/2029 (b)		475,000	474,005
AssuredPartners Inc 7.5% 2/15/2032 (b)		280,000	298,881
BroadStreet Partners Inc 5.875% 4/15/2029 (b)		725,000	696,689
Coinbase Global Inc 3.375% 10/1/2028 (b)		1,445,000	1,304,514
Coinbase Global Inc 3.625% 10/1/2031 (b)		865,000	731,729
Hightower Holding LLC 6.75% 4/15/2029 (b)		285,000	275,368
Jane Street Group / JSG Finance Inc 4.5% 11/15/2029 (b)		395,000	372,988
MSCI Inc 3.25% 8/15/2033 (b)		420,000	362,026
MSCI Inc 4% 11/15/2029 (b)		340,000	324,757
			4,840,957
Consumer Finance - 0.7%
Ally Financial Inc 8% 11/1/2031		5,045,000	5,621,648
Ally Financial Inc 8% 11/1/2031		823,000	915,535
OneMain Finance Corp 4% 9/15/2030		330,000	290,715
OneMain Finance Corp 5.375% 11/15/2029		500,000	475,675
OneMain Finance Corp 6.625% 1/15/2028		385,000	387,855
OneMain Finance Corp 7.125% 3/15/2026		3,310,000	3,358,562
OneMain Finance Corp 7.875% 3/15/2030		285,000	295,395
			11,345,385
Financial Services - 0.4%
Block Inc 3.5% 6/1/2031		570,000	501,148
Compass Group Diversified Holdings LLC 5% 1/15/2032 (b)		275,000	246,234
Icahn Enterprises LP / Icahn Enterprises Finance Corp 10% 11/15/2029 (b)		360,000	357,479
Icahn Enterprises LP / Icahn Enterprises Finance Corp 4.375% 2/1/2029		630,000	524,880
Icahn Enterprises LP / Icahn Enterprises Finance Corp 5.25% 5/15/2027		1,730,000	1,644,731
Icahn Enterprises LP / Icahn Enterprises Finance Corp 6.25% 5/15/2026		783,000	775,312
James Hardie International Finance DAC 5% 1/15/2028 (b)		455,000	441,905
MGIC Investment Corp 5.25% 8/15/2028		465,000	460,228
NCR Atleos Corp 9.5% 4/1/2029 (b)		435,000	471,673
			5,423,590
Insurance - 0.9%
Acrisure LLC / Acrisure Finance Inc 6% 8/1/2029 (b)		425,000	407,233
Acrisure LLC / Acrisure Finance Inc 7.5% 11/6/2030 (b)		275,000	279,774
Acrisure LLC / Acrisure Finance Inc 8.25% 2/1/2029 (b)		1,335,000	1,371,614
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 4.25% 10/15/2027 (b)		665,000	641,792
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 5.875% 11/1/2029 (b)		415,000	401,112
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.75% 10/15/2027 (b)		1,985,000	1,977,101
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.75% 4/15/2028 (b)		1,760,000	1,766,882
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 7% 1/15/2031 (b)		490,000	491,498
AmWINS Group Inc 4.875% 6/30/2029 (b)		415,000	391,224
HUB International Ltd 5.625% 12/1/2029 (b)		1,705,000	1,649,186
HUB International Ltd 7.25% 6/15/2030 (b)		1,915,000	1,972,461
HUB International Ltd 7.375% 1/31/2032 (b)		710,000	722,910
Panther Escrow Issuer LLC 7.125% 6/1/2031 (b)		970,000	988,363
USI Inc/NY 7.5% 1/15/2032 (b)		380,000	387,667
			13,448,817
TOTAL FINANCIALS			35,058,749

Health Care - 1.6%
Health Care Equipment & Supplies - 0.1%
Avantor Funding Inc 3.875% 11/1/2029 (b)		275,000	253,886
Bausch + Lomb Corp 8.375% 10/1/2028 (b)		580,000	601,750
Hologic Inc 4.625% 2/1/2028 (b)		215,000	210,501
			1,066,137
Health Care Providers & Services - 0.9%
CHS/Community Health Systems Inc 10.875% 1/15/2032 (b)		915,000	901,431
CHS/Community Health Systems Inc 4.75% 2/15/2031 (b)		1,150,000	909,048
CHS/Community Health Systems Inc 5.25% 5/15/2030 (b)		825,000	680,662
CHS/Community Health Systems Inc 6% 1/15/2029 (b)		485,000	430,997
CHS/Community Health Systems Inc 6.125% 4/1/2030 (b)		1,035,000	617,760
DaVita Inc 3.75% 2/15/2031 (b)		210,000	182,832
DaVita Inc 4.625% 6/1/2030 (b)		1,590,000	1,463,709
HAH Group Holding Co LLC 9.75% 10/1/2031 (b)		420,000	404,484
HealthEquity Inc 4.5% 10/1/2029 (b)		295,000	276,529
Molina Healthcare Inc 3.875% 11/15/2030 (b)		640,000	572,893
Molina Healthcare Inc 3.875% 5/15/2032 (b)		550,000	482,531
Molina Healthcare Inc 4.375% 6/15/2028 (b)		465,000	442,896
Tenet Healthcare Corp 5.125% 11/1/2027		975,000	960,715
Tenet Healthcare Corp 6.125% 6/15/2030		1,430,000	1,426,577
Tenet Healthcare Corp 6.25% 2/1/2027		1,850,000	1,850,918
Tenet Healthcare Corp 6.75% 5/15/2031		2,040,000	2,069,145
			13,673,127
Health Care Technology - 0.0%
IQVIA Inc 5% 5/15/2027 (b)		640,000	630,903
Life Sciences Tools & Services - 0.1%
Charles River Laboratories International Inc 3.75% 3/15/2029 (b)		525,000	483,258
Charles River Laboratories International Inc 4% 3/15/2031 (b)		605,000	541,433
Charles River Laboratories International Inc 4.25% 5/1/2028 (b)		185,000	176,462
			1,201,153
Pharmaceuticals - 0.5%
1261229 BC Ltd 10% 4/15/2032 (b)(e)		2,840,000	2,822,570
Bausch Health Cos Inc 4.875% 6/1/2028 (b)		445,000	359,337
Bausch Health Cos Inc 5.75% 8/15/2027 (b)		870,000	868,478
Bausch Health Cos Inc 6.125% 2/1/2027 (b)		1,495,000	1,515,930
Organon & Co / Organon Foreign Debt Co-Issuer BV 4.125% 4/30/2028 (b)		1,015,000	948,572
Organon & Co / Organon Foreign Debt Co-Issuer BV 5.125% 4/30/2031 (b)		885,000	771,636
			7,286,523
TOTAL HEALTH CARE			23,857,843

Industrials - 3.5%
Aerospace & Defense - 1.2%
BWX Technologies Inc 4.125% 6/30/2028 (b)		630,000	594,953
Moog Inc 4.25% 12/15/2027 (b)		185,000	178,224
TransDigm Inc 4.625% 1/15/2029		930,000	883,009
TransDigm Inc 5.5% 11/15/2027		7,825,000	7,736,566
TransDigm Inc 6.375% 3/1/2029 (b)		780,000	787,952
TransDigm Inc 6.625% 3/1/2032 (b)		280,000	283,568
TransDigm Inc 6.75% 8/15/2028 (b)		3,560,000	3,600,050
TransDigm Inc 6.875% 12/15/2030 (b)		2,350,000	2,401,218
TransDigm Inc 7.125% 12/1/2031 (b)		575,000	591,582
Triumph Group Inc 9% 3/15/2028 (b)		360,000	378,462
			17,435,584
Air Freight & Logistics - 0.0%
Rand Parent LLC 8.5% 2/15/2030 (b)		745,000	737,556
Building Products - 0.1%
Advanced Drainage Systems Inc 5% 9/30/2027 (b)		125,000	122,621
Advanced Drainage Systems Inc 6.375% 6/15/2030 (b)		280,000	281,219
Miter Brands Acquisition Holdco Inc / MIWD Borrower LLC 6.75% 4/1/2032 (b)		420,000	416,274
MIWD Holdco II LLC / MIWD Finance Corp 5.5% 2/1/2030 (b)		185,000	166,285
Shea Homes LP / Shea Homes Funding Corp 4.75% 4/1/2029		475,000	450,410
			1,436,809
Commercial Services & Supplies - 1.1%
Allied Universal Holdco LLC/Allied Universal Finance Corp/Atlas Luxco 4 Sarl 4.625% 6/1/2028 (b)		348,000	328,435
Artera Services LLC 8.5% 2/15/2031 (b)		1,175,000	1,096,421
Brand Industrial Services Inc 10.375% 8/1/2030 (b)		2,225,000	2,122,655
Brink's Co/The 4.625% 10/15/2027 (b)		620,000	607,811
Clean Harbors Inc 6.375% 2/1/2031 (b)		250,000	252,674
CoreCivic Inc 8.25% 4/15/2029		1,575,000	1,668,045
GEO Group Inc/The 10.25% 4/15/2031		695,000	755,449
GEO Group Inc/The 8.625% 4/15/2029		970,000	1,018,065
GFL Environmental Inc 4% 8/1/2028 (b)		420,000	399,163
GFL Environmental Inc 4.75% 6/15/2029 (b)		575,000	553,345
GFL Environmental Inc 6.75% 1/15/2031 (b)		425,000	438,095
Madison IAQ LLC 4.125% 6/30/2028 (b)		535,000	504,905
Madison IAQ LLC 5.875% 6/30/2029 (b)		425,000	401,527
Neptune Bidco US Inc 9.29% 4/15/2029 (b)		2,380,000	2,052,750
OPENLANE Inc 5.125% 6/1/2025 (b)		525,000	522,178
Reworld Holding Corp 4.875% 12/1/2029 (b)		995,000	925,463
Reworld Holding Corp 5% 9/1/2030		800,000	741,044
Williams Scotsman Inc 7.375% 10/1/2031 (b)		290,000	298,647
			14,686,672
Construction & Engineering - 0.2%
AECOM 5.125% 3/15/2027		625,000	620,112
Arcosa Inc 4.375% 4/15/2029 (b)		415,000	388,922
Pike Corp 5.5% 9/1/2028 (b)		1,850,000	1,789,893
Pike Corp 8.625% 1/31/2031 (b)		715,000	753,471
			3,552,398
Electrical Equipment - 0.0%
Sensata Technologies BV 4% 4/15/2029 (b)		590,000	542,271
Ground Transportation - 0.3%
Uber Technologies Inc 4.5% 8/15/2029 (b)		1,260,000	1,237,753
Uber Technologies Inc 6.25% 1/15/2028 (b)		545,000	548,277
Uber Technologies Inc 7.5% 9/15/2027 (b)		1,606,000	1,625,613
XPO Inc 6.25% 6/1/2028 (b)		300,000	303,322
XPO Inc 7.125% 2/1/2032 (b)		430,000	440,523
			4,155,488
Machinery - 0.1%
Allison Transmission Inc 5.875% 6/1/2029 (b)		420,000	418,330
Chart Industries Inc 7.5% 1/1/2030 (b)		790,000	819,345
			1,237,675
Passenger Airlines - 0.4%
Allegiant Travel Co 7.25% 8/15/2027 (b)		445,000	431,124
American Airlines Inc 7.25% 2/15/2028 (b)		990,000	984,994
American Airlines Inc 8.5% 5/15/2029 (b)		945,000	959,360
American Airlines Inc/AAdvantage Loyalty IP Ltd 5.75% 4/20/2029 (b)		1,485,000	1,453,045
Spirit Loyalty Cayman Ltd / Spirit IP Cayman Ltd 11% 3/6/2030 pay-in-kind (b)(c)		385,946	341,562
United Airlines Inc 4.375% 4/15/2026 (b)		1,450,000	1,426,944
United Airlines Inc 4.625% 4/15/2029 (b)		870,000	823,264
			6,420,293
Professional Services - 0.0%
TriNet Group Inc 3.5% 3/1/2029 (b)		455,000	412,598
Trading Companies & Distributors - 0.1%
Fortress Transportation and Infrastructure Investors LLC 7.875% 12/1/2030 (b)		430,000	449,075
Foundation Building Materials Inc 6% 3/1/2029 (b)		310,000	253,015
H&E Equipment Services Inc 3.875% 12/15/2028 (b)		995,000	991,788
			1,693,878
TOTAL INDUSTRIALS			52,311,222

Information Technology - 1.1%
Electronic Equipment, Instruments & Components - 0.1%
Coherent Corp 5% 12/15/2029 (b)		435,000	414,974
CPI CG Inc 10% 7/15/2029 (b)		275,000	292,731
Lightning Power LLC 7.25% 8/15/2032 (b)		545,000	561,121
TTM Technologies Inc 4% 3/1/2029 (b)		455,000	419,289
			1,688,115
IT Services - 0.2%
Acuris Finance US Inc / Acuris Finance SARL 5% 5/1/2028 (b)		430,000	394,854
ASGN Inc 4.625% 5/15/2028 (b)		510,000	486,687
Camelot Finance SA 4.5% 11/1/2026 (b)		570,000	558,697
Go Daddy Operating Co LLC / GD Finance Co Inc 3.5% 3/1/2029 (b)		610,000	565,074
Go Daddy Operating Co LLC / GD Finance Co Inc 5.25% 12/1/2027 (b)		500,000	495,755
Unisys Corp 6.875% 11/1/2027 (b)		365,000	356,075
			2,857,142
Semiconductors & Semiconductor Equipment - 0.1%
ON Semiconductor Corp 3.875% 9/1/2028 (b)		690,000	645,990
Synaptics Inc 4% 6/15/2029 (b)		350,000	320,858
Wolfspeed Inc 7.9583% 6/23/2030 (b)(g)(n)(q)		1,098,088	1,069,318
			2,036,166
Software - 0.6%
Clarivate Science Holdings Corp 3.875% 7/1/2028 (b)		500,000	463,821
Clarivate Science Holdings Corp 4.875% 7/1/2029 (b)		475,000	423,693
Cloud Software Group Inc 6.5% 3/31/2029 (b)		4,985,000	4,845,747
Elastic NV 4.125% 7/15/2029 (b)		1,165,000	1,086,365
Fair Isaac Corp 4% 6/15/2028 (b)		580,000	551,485
NCR Voyix Corp 5% 10/1/2028 (b)		335,000	322,344
PTC Inc 4% 2/15/2028 (b)		345,000	331,771
UKG Inc 6.875% 2/1/2031 (b)		425,000	431,137
			8,456,363
Technology Hardware, Storage & Peripherals - 0.1%
Seagate HDD Cayman 8.25% 12/15/2029		985,000	1,047,317
Seagate HDD Cayman 8.5% 7/15/2031		640,000	679,651
			1,726,968
TOTAL INFORMATION TECHNOLOGY			16,764,754

Materials - 1.3%
Chemicals - 0.4%
Ingevity Corp 3.875% 11/1/2028 (b)		665,000	620,689
LSB Industries Inc 6.25% 10/15/2028 (b)		960,000	924,896
Olympus Water US Holding Corp 4.25% 10/1/2028 (b)		720,000	665,328
Olympus Water US Holding Corp 7.125% 10/1/2027 (b)		355,000	354,860
Olympus Water US Holding Corp 9.75% 11/15/2028 (b)		1,485,000	1,541,749
Scih Salt Hldgs Inc 4.875% 5/1/2028 (b)		375,000	356,684
SCIL IV LLC / SCIL USA Holdings LLC 5.375% 11/1/2026 (b)		640,000	629,508
Scotts Miracle-Gro Co/The 4% 4/1/2031		595,000	521,930
WR Grace Holdings LLC 7.375% 3/1/2031 (b)		300,000	299,741
			5,915,385
Construction Materials - 0.0%
Smyrna Ready Mix Concrete LLC 8.875% 11/15/2031 (b)		1,150,000	1,191,441
Containers & Packaging - 0.5%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 3.25% 9/1/2028 (b)		300,000	268,880
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 4% 9/1/2029 (b)		605,000	515,173
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 6% 6/15/2027 (b)		280,000	276,104
Clydesdale Acquisition Holdings Inc 6.625% 4/15/2029 (b)		915,000	920,053
Clydesdale Acquisition Holdings Inc 8.75% 4/15/2030 (b)		2,175,000	2,205,766
Crown Cork & Seal Co Inc 7.375% 12/15/2026		1,210,000	1,244,289
Crown Cork & Seal Co Inc 7.5% 12/15/2096		160,000	160,000
Graham Packaging Co Inc 7.125% 8/15/2028 (b)		365,000	356,516
Graphic Packaging International LLC 3.75% 2/1/2030 (b)		355,000	324,096
Mauser Packaging Solutions Holding Co 7.875% 4/15/2027 (b)		305,000	298,900
Sealed Air Corp/Sealed Air Corp US 6.125% 2/1/2028 (b)		300,000	300,432
Trident TPI Holdings Inc 12.75% 12/31/2028 (b)		295,000	316,395
			7,186,604
Metals & Mining - 0.4%
Alcoa Nederland Holding BV 4.125% 3/31/2029 (b)		775,000	718,437
Alcoa Nederland Holding BV 7.125% 3/15/2031 (b)		230,000	236,756
Arsenal AIC Parent LLC 8% 10/1/2030 (b)		350,000	356,864
ATI Inc 4.875% 10/1/2029		280,000	266,666
ATI Inc 5.125% 10/1/2031		245,000	229,427
ATI Inc 7.25% 8/15/2030		295,000	304,068
Cleveland-Cliffs Inc 4.625% 3/1/2029 (b)		465,000	432,109
Cleveland-Cliffs Inc 4.875% 3/1/2031 (b)		465,000	404,584
Cleveland-Cliffs Inc 6.75% 4/15/2030 (b)		965,000	934,298
Compass Minerals International Inc 6.75% 12/1/2027 (b)		1,305,000	1,252,700
Kaiser Aluminum Corp 4.625% 3/1/2028 (b)		595,000	565,165
Roller Bearing Co of America Inc 4.375% 10/15/2029 (b)		200,000	187,756
			5,888,830
TOTAL MATERIALS			20,182,260

Real Estate - 1.0%
Diversified REITs - 0.3%
Iron Mountain Information Management Services Inc 5% 7/15/2032 (b)		415,000	383,171
Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC 6% 1/15/2030 (b)		335,000	289,892
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 10.5% 2/15/2028 (b)		608,000	645,874
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 4.75% 4/15/2028 (b)		940,000	898,014
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 6.5% 2/15/2029 (b)		655,000	588,319
Vici Properties LP / Vici Note Co Inc 3.875% 2/15/2029 (b)		665,000	634,893
Vici Properties LP / Vici Note Co Inc 4.25% 12/1/2026 (b)		1,140,000	1,127,544
Vici Properties LP / Vici Note Co Inc 4.625% 12/1/2029 (b)		650,000	630,574
			5,198,281
Health Care REITs - 0.3%
MPT Operating Partnership LP / MPT Finance Corp 3.5% 3/15/2031		665,000	443,044
MPT Operating Partnership LP / MPT Finance Corp 4.625% 8/1/2029		970,000	739,462
MPT Operating Partnership LP / MPT Finance Corp 5% 10/15/2027		2,850,000	2,574,581
MPT Operating Partnership LP / MPT Finance Corp 8.5% 2/15/2032 (b)		410,000	417,665
			4,174,752
Real Estate Management & Development - 0.1%
Greystar Real Estate Partners LLC 7.75% 9/1/2030 (b)		260,000	271,786
Taylor Morrison Communities Inc 5.125% 8/1/2030 (b)		635,000	610,237
Taylor Morrison Communities Inc 5.875% 6/15/2027 (b)		495,000	494,627
Weekley Homes LLC / Weekley Finance Corp 4.875% 9/15/2028 (b)		300,000	283,667
			1,660,317
Specialized REITs - 0.3%
Iron Mountain Inc 4.875% 9/15/2029 (b)		1,300,000	1,240,870
Iron Mountain Inc 5% 7/15/2028 (b)		630,000	610,796
Iron Mountain Inc 5.25% 7/15/2030 (b)		585,000	560,917
Iron Mountain Inc 5.625% 7/15/2032 (b)		585,000	559,260
SBA Communications Corp 3.875% 2/15/2027		890,000	865,497
			3,837,340
TOTAL REAL ESTATE			14,870,690

Utilities - 0.9%
Electric Utilities - 0.8%
Clearway Energy Operating LLC 3.75% 1/15/2032 (b)		280,000	239,904
Clearway Energy Operating LLC 4.75% 3/15/2028 (b)		365,000	353,803
NRG Energy Inc 3.375% 2/15/2029 (b)		305,000	280,038
NRG Energy Inc 3.625% 2/15/2031 (b)		605,000	535,823
NRG Energy Inc 3.875% 2/15/2032 (b)		58,000	50,859
NRG Energy Inc 5.75% 1/15/2028		1,665,000	1,660,899
Pacific Gas and Electric Co 3.95% 12/1/2047		578,000	422,533
Pacific Gas and Electric Co 4% 12/1/2046		743,000	547,579
Pacific Gas and Electric Co 4.3% 3/15/2045		315,000	246,517
PG&E Corp 5% 7/1/2028		1,345,000	1,308,433
PG&E Corp 5.25% 7/1/2030		510,000	489,596
Vistra Operations Co LLC 4.375% 5/1/2029 (b)		1,105,000	1,049,254
Vistra Operations Co LLC 5% 7/31/2027 (b)		1,220,000	1,201,151
Vistra Operations Co LLC 5.5% 9/1/2026 (b)		820,000	819,463
Vistra Operations Co LLC 5.625% 2/15/2027 (b)		1,495,000	1,489,439
Vistra Operations Co LLC 7.75% 10/15/2031 (b)		580,000	607,405
XPLR Infrastructure Operating Partners LP 7.25% 1/15/2029 (b)		285,000	280,361
			11,583,057
Gas Utilities - 0.1%
Southern Natural Gas Co LLC 7.35% 2/15/2031		175,000	189,128
Southern Natural Gas Co LLC 8% 3/1/2032		335,000	382,148
Suburban Propane Partners LP/Suburban Energy Finance Corp 5% 6/1/2031 (b)		570,000	514,609
			1,085,885
Independent Power and Renewable Electricity Producers - 0.0%
Sunnova Energy Corp 11.75% 10/1/2028 (b)		860,000	365,586
Sunnova Energy Corp 5.875% 9/1/2026 (b)		145,000	61,591
			427,177
TOTAL UTILITIES			13,096,119

TOTAL UNITED STATES			296,791,385
UZBEKISTAN - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Navoi Mining & Metallurgical Combinat 6.7% 10/17/2028 (b)		200,000	201,100
Navoi Mining & Metallurgical Combinat 6.95% 10/17/2031 (b)		235,000	233,423

TOTAL UZBEKISTAN			434,523
VENEZUELA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Petroleos de Venezuela SA 12.75% (b)(i)		110,000	17,600
Petroleos de Venezuela SA 5.375% (i)(p)		480,000	65,280
Petroleos de Venezuela SA 6% (b)(i)		930,000	128,805
Petroleos de Venezuela SA 6% (b)(i)		585,000	80,145

TOTAL VENEZUELA			291,830
VIETNAM - 0.0%
Utilities - 0.0%
Electric Utilities - 0.0%
Mong Duong Finance Holdings BV 5.125% 5/7/2029 (b)		499,405	483,174
ZAMBIA - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
First Quantum Minerals Ltd 8.625% 6/1/2031 (b)		1,120,000	1,143,800
First Quantum Minerals Ltd 9.375% 3/1/2029 (b)		665,000	699,913

TOTAL ZAMBIA			1,843,713
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $455,315,100)			441,707,062

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
LUXEMBOURG - 0.0%
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Tricer Holdco S.C.A. (g)(k) (Cost $286,754)	8,042,141	80

Preferred Securities - 1.9%
		Principal Amount (a)	Value ($)
BRAZIL - 0.1%
Consumer Staples - 0.0%
Food Products - 0.0%
Cosan Overseas Ltd 8.25% (p)(r)		710,000	720,606
Financials - 0.1%
Banks - 0.1%
Banco do Brasil SA/Cayman 10 year U.S. Treasury Note + 4.398%, 8.748% (b)(c)(d)(r)		815,000	860,898
Financial Services - 0.0%
Oec Fin Ltd 7.5% pay-in-kind (b)(i)(r)		2,178	18
TOTAL FINANCIALS			860,916

Materials - 0.0%
Metals & Mining - 0.0%
Vale SA 1.3566% (c)(r)	BRL	5,705,000	345,149
TOTAL BRAZIL			1,926,671
CHILE - 0.1%
Financials - 0.1%
Banks - 0.1%
Banco de Credito e Inversiones SA 7.5% (b)(c)(r)		295,000	295,874
Banco de Credito e Inversiones SA 8.75% (b)(c)(r)		290,000	311,861
Banco del Estado de Chile 7.95% (b)(c)(r)		260,000	280,785

TOTAL CHILE			888,520
HONG KONG - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
CAS Capital No 1 Ltd 4% (c)(p)(r)		800,000	780,095
INDIA - 0.0%
Information Technology - 0.0%
IT Services - 0.0%
Network i2i Ltd 3.975% (b)(c)(r)		315,000	313,203
KUWAIT - 0.0%
Financials - 0.0%
Banks - 0.0%
NBK Tier 1 Ltd 3.625% (b)(c)(r)		230,000	223,067
MEXICO - 0.2%
Financials - 0.1%
Banks - 0.1%
Banco Mercantil del Norte SA/Grand Cayman 7.625% (b)(c)(r)		610,000	618,713
Banco Mercantil del Norte SA/Grand Cayman 8.375% (b)(c)(r)		200,000	199,578
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX 5.125% 1/18/2033 (b)(c)		340,000	325,009
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX 8.45% 6/29/2038 (b)(c)		310,000	330,587
			1,473,887
Materials - 0.1%
Construction Materials - 0.1%
Cemex SAB de CV 5.125% (b)(c)(r)		965,000	946,726
Cemex SAB de CV 9.125% (b)(c)(r)		475,000	496,315
			1,443,041
TOTAL MEXICO			2,916,928
RUSSIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Tinkoff Bank JSC Via TCS Finance Ltd loan participation 6% (b)(c)(g)(i)(r)		275,000	13,749
SAUDI ARABIA - 0.0%
Financials - 0.0%
Banks - 0.0%
NCB Tier 1 Sukuk Ltd 3.5% (c)(p)(r)		330,000	321,514
UNITED ARAB EMIRATES - 0.0%
Industrials - 0.0%
Marine Transportation - 0.0%
DP World Salaam 6% (c)(p)(r)		600,000	609,513
UNITED STATES - 1.4%
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Energy Transfer LP 6.5% (c)(r)		505,000	516,827
Energy Transfer LP 6.625% (c)(r)		1,730,000	1,719,977
Energy Transfer LP Series G, 7.125% (c)(r)		2,460,000	2,555,538
Mesquite Energy Inc 7.25% (g)(i)(r)		1,063,000	15,944
Summit Midstream Corp 3 month U.S. LIBOR + 7.43%, 12.2837% (c)(d)(i)(r)		148,000	232,360
			5,040,646
Financials - 1.0%
Banks - 0.9%
Bank of America Corp 5.875% (c)(r)		5,125,000	5,177,263
JPMorgan Chase & Co 4% (c)(r)		4,005,000	4,097,115
Wells Fargo & Co 5.875% (c)(r)		2,600,000	2,639,439
			11,913,817
Insurance - 0.1%
Alliant Holdings LP 10.5% (c)(g)(r)		2,227,279	2,197,013
TOTAL FINANCIALS			14,110,830

Utilities - 0.1%
Electric Utilities - 0.1%
Edison International 5% (c)(r)		115,000	104,130
Edison International 5.375% (c)(r)		1,505,000	1,443,665
			1,547,795
TOTAL UNITED STATES			20,699,271
TOTAL PREFERRED SECURITIES (Cost $29,032,230)			28,692,531

U.S. Government Agency - Mortgage Securities - 2.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 2.1%
Fannie Mae 2% 2/1/2052	296,731	240,521
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	438,555	374,186
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2028	66,444	64,690
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	42,283	37,322
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	17,928	15,729
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2040	370,255	339,876
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2041	136,935	124,031
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2052 (s)	440,860	399,236
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2052	338,310	305,839
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052 (s)	172,800	171,291
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053 (s)	468,093	481,665
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053 (t)	305,588	313,875
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2055	196,272	206,405
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2054 (s)	135,162	139,711
Freddie Mac Gold Pool 2.5% 11/1/2041	1,300,579	1,144,742
Freddie Mac Gold Pool 2.5% 2/1/2042	246,564	218,638
Freddie Mac Gold Pool 2.5% 5/1/2041	528,619	469,803
Freddie Mac Gold Pool 3.5% 3/1/2050 (s)	380,438	344,025
Freddie Mac Gold Pool 5.5% 9/1/2052 (t)	307,277	309,933
Freddie Mac Gold Pool 6.5% 10/1/2053 (s)	363,914	379,602
Freddie Mac Gold Pool 6.5% 10/1/2053 (t)	354,695	370,651
Freddie Mac Non Gold Pool 6.5% 1/1/2055	369,315	386,159
Ginnie Mae I Pool 2.5% 12/20/2051	489,103	413,065
Ginnie Mae I Pool 2.5% 8/20/2051	410,716	347,249
Ginnie Mae I Pool 2.5% 9/20/2051	361,059	305,266
Ginnie Mae II Pool 2% 1/20/2051	980,647	802,156
Ginnie Mae II Pool 2% 3/20/2052	222,763	182,278
Ginnie Mae II Pool 2% 4/1/2055 (e)	1,450,000	1,185,774
Ginnie Mae II Pool 5.5% 12/20/2054	199,554	200,078
Ginnie Mae II Pool 5.5% 4/1/2055 (e)	3,025,000	3,031,633
Ginnie Mae II Pool 5.5% 5/1/2055 (e)	1,950,000	1,951,990
Uniform Mortgage Backed Securities 2% 4/1/2055 (e)	7,375,000	5,866,295
Uniform Mortgage Backed Securities 2% 5/1/2055 (e)	750,000	596,660
Uniform Mortgage Backed Securities 3% 4/1/2055 (e)	1,500,000	1,300,254
Uniform Mortgage Backed Securities 3.5% 4/1/2055 (e)	1,800,000	1,623,797
Uniform Mortgage Backed Securities 4% 4/1/2055 (e)	3,700,000	3,449,527
Uniform Mortgage Backed Securities 4.5% 4/1/2055 (e)	4,600,000	4,402,164
TOTAL UNITED STATES		32,496,116
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $32,457,301)		32,496,116

U.S. Government Agency Obligations - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Tennessee Valley Authority 5.25% 9/15/2039	126,000	131,860
Tennessee Valley Authority 5.375% 4/1/2056	302,000	306,373

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $440,460)		438,233

U.S. Treasury Obligations - 25.5%
	Yield (%) (v)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 5/1/2025 (s)	4.23	750,000	747,354
US Treasury Bills 0% 5/8/2025 (s)	4.26	1,010,000	1,005,604
US Treasury Bonds 2% 8/15/2051	1.93 to 2.09	13,066,000	7,781,416
US Treasury Bonds 2.25% 2/15/2052	2.15 to 2.99	12,700,000	8,011,914
US Treasury Bonds 2.5% 2/15/2045	2.98 to 3.04	17,524,000	12,634,393
US Treasury Bonds 2.875% 5/15/2052	2.99 to 3.12	2,520,000	1,829,658
US Treasury Bonds 3% 2/15/2049	2.99 to 3.10	13,991,000	10,580,147
US Treasury Bonds 3% 5/15/2045	1.80	1,800,000	1,411,875
US Treasury Bonds 3.25% 5/15/2042	3.37 to 5.18	1,428,000	1,206,604
US Treasury Bonds 3.625% 2/15/2053	3.70 to 4.32	17,313,000	14,581,468
US Treasury Bonds 4.125% 8/15/2044	4.58 to 4.66	4,010,000	3,756,869
US Treasury Bonds 4.375% 8/15/2043	5.10 to 5.28	9,625,000	9,379,863
US Treasury Bonds 4.5% 11/15/2054	4.35 to 4.82	6,110,000	6,020,259
US Treasury Bonds 4.5% 2/15/2044	4.58	1,010,000	997,967
US Treasury Bonds 4.625% 2/15/2055	4.53 to 4.79	2,710,000	2,728,201
US Treasury Bonds 4.625% 5/15/2054	4.02 to 4.31	1,460,000	1,464,734
US Treasury Bonds 4.75% 2/15/2037	2.56 to 5.00	8,126,000	8,525,317
US Treasury Notes 0.375% 1/31/2026	0.47	2,100,000	2,036,114
US Treasury Notes 0.375% 12/31/2025	0.40 to 0.44	8,019,000	7,799,652
US Treasury Notes 0.625% 7/31/2026	0.77	2,400,000	2,296,313
US Treasury Notes 0.75% 3/31/2026	0.83 to 0.92	4,704,000	4,553,435
US Treasury Notes 0.75% 8/31/2026	4.64	15,467,000	14,787,902
US Treasury Notes 1% 7/31/2028	0.96 to 1.13	4,418,000	4,020,898
US Treasury Notes 1.125% 10/31/2026	1.23	1,700,000	1,626,887
US Treasury Notes 1.125% 8/31/2028	1.13 to 1.14	40,242,000	36,698,817
US Treasury Notes 1.25% 12/31/2026	1.26	698,000	666,645
US Treasury Notes 1.25% 9/30/2028	1.37 to 1.45	2,930,000	2,677,059
US Treasury Notes 1.375% 10/31/2028	1.45 to 1.52	3,514,000	3,218,879
US Treasury Notes 1.5% 1/31/2027	1.50 to 1.57	4,595,000	4,399,713
US Treasury Notes 1.5% 11/30/2028	1.37 to 1.46	860,000	789,789
US Treasury Notes 1.625% 9/30/2026	1.63 to 1.68	4,153,000	4,014,134
US Treasury Notes 1.75% 1/31/2029	1.74 to 1.81	2,583,000	2,385,542
US Treasury Notes 1.875% 2/28/2027	1.71 to 2.55	27,200,000	26,184,250
US Treasury Notes 2.5% 2/28/2026	2.28 to 2.62	7,215,000	7,111,904
US Treasury Notes 2.5% 3/31/2027	2.72	900,000	876,094
US Treasury Notes 2.625% 7/31/2029	2.83	1,210,000	1,147,420
US Treasury Notes 2.75% 5/31/2029	3.03	155,000	148,042
US Treasury Notes 2.75% 7/31/2027	2.71	1,240,000	1,208,564
US Treasury Notes 2.75% 8/15/2032	2.79 to 3.99	6,935,000	6,340,649
US Treasury Notes 2.875% 4/30/2029	2.97 to 3.14	3,300,000	3,170,449
US Treasury Notes 2.875% 5/15/2032	2.84 to 2.95	4,068,000	3,763,536
US Treasury Notes 3.125% 11/15/2028	2.69	1,180,000	1,148,841
US Treasury Notes 3.375% 5/15/2033	3.83	250,000	236,807
US Treasury Notes 3.5% 1/31/2028	3.60 to 3.83	4,190,000	4,146,136
US Treasury Notes 3.5% 2/15/2033	3.91	3,800,000	3,639,984
US Treasury Notes 3.5% 9/30/2029	3.56 to 3.58	3,020,000	2,965,145
US Treasury Notes 3.625% 3/31/2030	3.31 to 3.55	7,767,000	7,647,764
US Treasury Notes 3.75% 5/31/2030	3.84	189,000	186,998
US Treasury Notes 3.75% 8/31/2031	3.65 to 4.10	3,170,000	3,114,401
US Treasury Notes 3.875% 1/15/2026	3.92	50,000	49,916
US Treasury Notes 3.875% 11/30/2027	3.74	850,000	849,635
US Treasury Notes 3.875% 12/31/2027	3.56 to 4.01	6,700,000	6,697,863
US Treasury Notes 3.875% 8/15/2033	4.02 to 4.77	3,563,000	3,492,018
US Treasury Notes 3.875% 8/15/2034	3.63 to 3.80	7,210,000	7,026,371
US Treasury Notes 4% 1/31/2031	3.89 to 3.96	680,000	679,150
US Treasury Notes 4% 10/31/2029	4.15	1,300,000	1,302,895
US Treasury Notes 4% 7/31/2029	3.83	260,000	260,650
US Treasury Notes 4% 7/31/2030	4.08	2,500,000	2,502,051
US Treasury Notes 4.125% 10/31/2027	4.24	900,000	905,098
US Treasury Notes 4.125% 10/31/2031	4.39	4,390,000	4,404,062
US Treasury Notes 4.125% 11/15/2027	4.09 to 4.20	2,110,000	2,122,116
US Treasury Notes 4.125% 11/30/2031	4.13	2,280,000	2,287,214
US Treasury Notes 4.125% 2/15/2027	4.40 to 4.49	12,610,000	12,655,317
US Treasury Notes 4.125% 3/31/2031	4.36 to 4.71	3,858,000	3,877,139
US Treasury Notes 4.125% 3/31/2032	4.08 to 4.09	2,260,000	2,266,356
US Treasury Notes 4.125% 7/31/2028	4.19	850,000	856,010
US Treasury Notes 4.125% 8/31/2030	4.19 to 4.61	3,320,000	3,341,269
US Treasury Notes 4.25% 1/15/2028	4.24 to 4.33	11,860,000	11,971,188
US Treasury Notes 4.25% 11/15/2034	4.31	1,824,000	1,829,415
US Treasury Notes 4.25% 11/30/2026	4.17	9,580,000	9,626,029
US Treasury Notes 4.25% 2/15/2028	4.17	6,660,000	6,726,321
US Treasury Notes 4.25% 2/28/2031	4.25 to 4.36	3,660,000	3,702,605
US Treasury Notes 4.25% 3/15/2027	4.36 to 4.42	4,070,000	4,095,596
US Treasury Notes 4.25% 6/30/2029	4.11 to 4.12	4,440,000	4,494,747
US Treasury Notes 4.25% 6/30/2031	3.99 to 4.45	3,080,000	3,114,048
US Treasury Notes 4.375% 11/30/2028	4.15	3,230,000	3,280,216
US Treasury Notes 4.375% 11/30/2030	4.16 to 4.36	2,591,000	2,638,266
US Treasury Notes 4.375% 5/15/2034	3.84	810,000	820,948
US Treasury Notes 4.5% 3/31/2026	5.00	3,241,000	3,254,318
US Treasury Notes 4.625% 11/15/2026	4.59 to 4.68	9,400,000	9,497,672
US Treasury Notes 4.625% 2/15/2035	4.27 to 4.31	1,176,000	1,214,771
US Treasury Notes 4.625% 3/15/2026	4.06 to 4.07	2,250,000	2,261,531
US Treasury Notes 4.625% 9/30/2030	5.00	399,000	411,313
US Treasury Notes 4.875% 10/31/2030	4.31 to 4.92	4,520,000	4,714,925
TOTAL U.S. TREASURY OBLIGATIONS (Cost $415,107,169)			386,901,445

Money Market Funds - 7.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (w)	4.32	117,292,132	117,315,590
Fidelity Securities Lending Cash Central Fund (w)(x)	4.32	648,710	648,775
TOTAL MONEY MARKET FUNDS (Cost $117,959,420)			117,964,365

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount	Value ($)
Put Swaptions - 0.0%
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 3.658% and receive annually a floating rate based on US SOFR Index, expiring December 2035	12/09/25	3,490,000	111,369
Option on an interest rate swap with JPMorgan Chase Bank NA to pay annually a fixed rate of 3.92% and receive annually a floating rate based on US SOFR Index, expiring November 2034	11/20/29	7,300,000	274,077

TOTAL PUT SWAPTIONS			385,446
Call Swaptions - 0.0%
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 3.658% and pay annually a floating rate based on US SOFR Index, expiring December 2035	12/09/25	3,490,000	83,827
Option on an interest rate swap with JPMorgan Chase Bank NA to receive annually a fixed rate of 3.92% and pay annually a floating rate based on US SOFR Index, expiring November 2034	11/20/29	7,300,000	285,381

TOTAL CALL SWAPTIONS			369,208
TOTAL PURCHASED SWAPTIONS (Cost $810,777)			754,654

TOTAL INVESTMENT IN SECURITIES - 101.2% (Cost $1,569,530,700)	1,538,187,042
NET OTHER ASSETS (LIABILITIES) - (1.2)% (u)	(18,241,097)
NET ASSETS - 100.0%	1,519,945,945

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 2% 4/1/2055	(1,450,000)	(1,185,774)
Ginnie Mae II Pool 4.5% 4/1/2055	(1,500,000)	(1,439,329)
Ginnie Mae II Pool 5.5% 4/1/2055	(1,975,000)	(1,979,330)
Uniform Mortgage Backed Securities 2% 4/1/2055	(8,100,000)	(6,442,982)
Uniform Mortgage Backed Securities 2% 5/1/2055	(750,000)	(596,660)
Uniform Mortgage Backed Securities 2.5% 4/1/2055	(2,350,000)	(1,954,172)
Uniform Mortgage Backed Securities 3% 4/1/2055	(1,500,000)	(1,300,254)
Uniform Mortgage Backed Securities 3.5% 4/1/2055	(1,800,000)	(1,623,797)
Uniform Mortgage Backed Securities 4% 4/1/2055	(3,700,000)	(3,449,527)
Uniform Mortgage Backed Securities 4.5% 4/1/2055	(4,600,000)	(4,402,165)
Uniform Mortgage Backed Securities 4.5% 5/1/2055	(4,600,000)	(4,400,367)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(28,774,357)

TOTAL TBA SALE COMMITMENTS (Proceeds $28,796,644)		(28,774,357)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
CBOT 10 Year US Treasury Notes Contracts (United States)	1,463	Jun 2025	162,713,031	3,399,989	3,399,989
CBOT 2 Year US Treasury Notes Contracts (United States)	186	Jun 2025	38,533,969	217,124	217,124
CBOT 5 Year US Treasury Notes Contracts (United States)	61	Jun 2025	6,597,531	111,444	111,444
CBOT Long Term US Treasury Bond Contracts (United States)	73	Jun 2025	8,561,531	206,311	206,311
CBOT Ultra Long Term US Treasury Bond Contracts (United States)	2	Jun 2025	244,500	(2,621)	(2,621)

TOTAL FUTURES CONTRACTS					3,932,247
The notional amount of futures purchased as a percentage of Net Assets is 14.2%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

AUD	25,000	USD	15,838	State Street Bank & Trust Co	4/11/25	(216)
CAD	1,000	USD	697	Brown Brothers Harriman & Co	4/11/25	(2)
EUR	192,192	USD	207,479	Canadian Imperial Bank of Commerce	4/01/25	338
EUR	349,000	USD	379,828	BNP Paribas SA	4/11/25	(2,271)
EUR	4,839,000	USD	5,265,283	BNP Paribas SA	4/11/25	(30,332)
EUR	8,921,000	USD	9,640,639	Brown Brothers Harriman & Co	4/11/25	10,322
EUR	11,699,000	USD	12,780,673	Canadian Imperial Bank of Commerce	4/11/25	(124,403)
EUR	2,269,000	USD	2,471,649	Canadian Imperial Bank of Commerce	4/11/25	(16,988)
EUR	3,079,000	USD	3,336,585	Morgan Stanley	4/11/25	(5,646)
EUR	6,289,000	USD	6,887,940	State Street Bank & Trust Co	4/11/25	(84,343)
GBP	1,000	USD	1,290	State Street Bank & Trust Co	4/11/25	2
JPY	54,245,000	USD	369,441	Morgan Stanley	4/11/25	(7,418)
USD	10,637,888	AUD	16,908,000	Bank of America NA	4/11/25	72,156
USD	4,163,802	AUD	6,597,000	Brown Brothers Harriman & Co	4/11/25	41,367
USD	7,162,685	CAD	10,238,000	JPMorgan Chase Bank NA	4/11/25	45,139
USD	4,587,374	CHF	4,025,000	Morgan Stanley	4/11/25	32,903
USD	5,609,632	EUR	5,160,000	Bank of America NA	4/11/25	27,415
USD	378,499	EUR	351,000	Citibank NA	4/11/25	(1,222)
USD	475,510	EUR	438,000	JPMorgan Chase Bank NA	4/11/25	1,671
USD	125,822,305	EUR	116,337,000	Royal Bank of Canada	4/11/25	(33,970)
USD	6,479,656	JPY	956,814,000	JPMorgan Chase Bank NA	4/11/25	94,021
USD	1,536,577	JPY	227,145,000	State Street Bank & Trust Co	4/11/25	20,645

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						39,168
Unrealized Appreciation						345,979
Unrealized Depreciation						(306,811)

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(3)	Value ($)	Upfront Premium Received/ (Paid) ($)(2)	Unrealized Appreciation/ (Depreciation) ($)
U.S. SOFR Index(4)	Annual	3.25%	Annual	LCH	Jun 2027	2,514,000	(4,824)	0	(4,824)
3.25%	Annual	U.S. SOFR Index(4)	Annual	LCH	Jun 2055	1,140,000	9,406	0	9,406
U.S. SOFR Index(4)	Annual	3.5%	Annual	LCH	Jun 2045	2,512,000	(25,947)	0	(25,947)
3.25%	Annual	U.S. SOFR Index(4)	Annual	LCH	Jun 2035	3,194,000	28,348	0	28,348
U.S. SOFR Index(4)	Annual	3.25%	Annual	LCH	Jun 2032	10,000	(67)	0	(67)
U.S. SOFR Index(4)	Annual	3.25%	Annual	LCH	Jun 2030	1,063,000	(2,866)	0	(2,866)
U.S. SOFR Index(4)	Annual	3.25%	Annual	LCH	Jun 2028	38,984,000	(129,719)	0	(129,719)
TOTAL INTEREST RATE SWAPS							(125,669)	0	(125,669)

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.

(2)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(3)Notional amount is stated in U.S. Dollars unless otherwise noted.

(4)Represents floating rate.

Currency Abbreviations
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EGP	-	Egyptian Pound
EUR	-	European Monetary Unit (Euro)
GBP	-	United Kingdom Pound
JPY	-	Japanese Yen
NGN	-	Nigerian Naira
TRY	-	New Turkish Lira
USD	-	United States Dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $425,865,934 or 28.0% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(g)	Level 3 security
(h)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(i)	Non-income producing - Security is in default.
(j)	Non-income producing
(k)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $637,743 or 0.0% of net assets.

(l)	Security or a portion of the security is on loan at period end.
(m)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(n)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(o)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(p)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $118,269,643 or 7.8% of net assets.

(q)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $730,000 and $710,874, respectively.

(r)	Security is perpetual in nature with no stated maturity date.
(s)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,351,209.
(t)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $937,838.
(u)	Includes $224,400 of cash collateral to cover margin requirements for futures contracts.
(v)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(w)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(x)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
EchoStar Corp	9/30/24	620,441

New Cotai LLC / New Cotai Capital Corp	9/11/20	1,223,948

Tricer Holdco S.C.A.	10/16/09 - 12/30/17	286,754

Tricer Holdco S.C.A. Class A1	10/16/09 - 10/29/09	45,666

Tricer Holdco S.C.A. Class A2	10/16/09 - 10/29/09	45,666

Tricer Holdco S.C.A. Class A3	10/16/09 - 10/29/09	45,666

Tricer Holdco S.C.A. Class A4	10/16/09 - 10/29/09	45,666

Tricer Holdco S.C.A. Class A5	10/16/09 - 10/29/09	45,666

Tricer Holdco S.C.A. Class A6	10/16/09 - 10/29/09	45,666

Tricer Holdco S.C.A. Class A7	10/16/09 - 10/29/09	45,666

Tricer Holdco S.C.A. Class A8	10/16/09 - 10/29/09	45,666

Tricer Holdco S.C.A. Class A9	10/16/09 - 10/29/09	45,707

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	97,542,736	97,621,777	77,848,923	1,119,226	-	-	117,315,590	117,292,132	0.2%
Fidelity Floating Rate Central Fund	76,205,739	3,086,822	632,475	1,586,823	(878)	(1,484,975)	77,174,233	800,978	4.7%
Fidelity Securities Lending Cash Central Fund	960,975	4,178,103	4,490,303	99	-	-	648,775	648,710	0.0%
Total	174,709,450	104,886,702	82,971,701	2,706,148	(878)	(1,484,975)	195,138,598

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations, Bank Loan Obligations, Convertible Corporate Bonds, Foreign Government and Government Agency Obligations, Non-Convertible Corporate Bonds, Preferred Securities and U.S. Government Agency Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset-Backed Securities, Collateralized Mortgage Obligations, Commercial Mortgage Securities and U.S. Government Agency - Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Foreign Exchange Risk - Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts: Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into.

The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates and/or potential credit events.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Credit Risk
The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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